UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                  ----------------------------------------------
                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)


        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                   ----------------------------
Date of fiscal year end:   6/30/05
                          ---------------------
Date of reporting period:  6/30/05
                          --------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549-2000. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report


                               [GRAPHIC OMITTED]








                                                                   June 30, 2005
    ----------------------------------------------------------------------------

    [LOGO] TOUCHSTONE
           INVESTMENTS



                                 Annual Report


    Touchstone Florida Tax-Free Money Market Fund

    Touchstone Ohio Insured Tax-Free Fund

    Touchstone Ohio Tax-Free Money Market Fund

    Touchstone Tax-Free Money Market Fund






     Research     o      Design      o        Select      o        Monitor

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance                                  4-6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-11
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        12-15
--------------------------------------------------------------------------------
Financial Highlights                                                       16-20
--------------------------------------------------------------------------------
Notes to Financial Statements                                              21-28
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
         Florida Tax-Free Money Market Fund                                29-30
--------------------------------------------------------------------------------
         Ohio Insured Tax-Free Fund                                        31-33
--------------------------------------------------------------------------------
         Ohio Tax-Free Money Market Fund                                   34-37
--------------------------------------------------------------------------------
         Tax-Free Money Market Fund                                        38-39
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            40
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       41
--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)                                             42
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                    43-44
--------------------------------------------------------------------------------
Management of the Trust (Unaudited)                                        45-47
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to provide you with the Touchstone Tax-Free Trust's Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2005.

In retrospect, economic and market events over the period have not changed to any large degree, with the stock market settling into a narrow trading range just as it did during this time last year. Geopolitical uncertainties continued amid concerns of terrorism and the situation in Iraq. Economically, the Federal Reserve sustained its stretch of interest rate increases, accruing nine during the period, as worries of inflation were heightened and oil prices remained high. Surprisingly, long-term interest rates remained at low levels in response to the Fed's action.

Despite rising interest rates, the outlook for the economy is positive as the GDP remained in a moderate range with no clear indication of deceleration and corporate earnings surpassed analysts' expectations. The main focus moving forward is how the Federal Reserve will react; this could be a key determinant of stock prices and the bond market. We do believe, however, that the municipal sector continues to offer attractive investment opportunities for tax-conscious investors. At the end of the period, 10-year municipal bond yields were close to 90% of the yields of 10-year U.S. Treasury bonds, while 30-year municipal bonds were yielding more than 100% of comparable U.S. Treasury bonds. Additionally, tax-free money market funds may help provide liquidity and stability to your portfolio.

We suggest maintaining a long-term approach to gain the full potential benefits of investing. Mutual funds and money market funds can provide the diversification that can help keep your financial strategy on course.

Thank you for your support of Touchstone. Our success is built on the confidence and trust that investors like you have placed in us. We look forward to serving your investment needs in the future.

Best Regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Tax-Free Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
(UNAUDITED)
================================================================================
MARKET OVERVIEW

For the twelve months ended June 30, 2005 the economy performed quite well. While overall growth slowed from the previous 12-month period, benign inflation and low interest rates provided the impetus for the economy to grow at a rate of approximately 3.7%. Job growth remained steady, averaging about 170,000 new jobs per month, and low interest rates provided a particular boost to the housing market, which was one of the primary drivers of growth for the period. After being on the sidelines for a year, the Federal Reserve (Fed) began raising the fed funds rate on June 30, 2004 and continued to raise the target rate at a "measured pace" throughout the year bringing it from 1.00% to 3.25% on June 30, 2005. Surprisingly, the bond market performed quite well in spite of the Fed's actions. While short-term interest rates have increased over the period, intermediate- and longer-term bond yields actually declined. Once again, benign inflation along with an abundance of worldwide liquidity and a rise in the value of the dollar aided bonds as 10-year U.S. Treasury notes declined 0.67% to yield 3.92% and 30-year U.S. Treasury bond yields decreased 1.10% to 4.19% at the end of the fiscal year.

Although total returns in the municipal market fell short of U.S. Treasury market returns, the municipal sector experienced positive returns as well. Low interest rates helped fuel a record amount of new issue supply in the municipal sector as municipalities sold bonds to refinance outstanding debt and lower their overall financing costs. The abundance of new issue bonds accounted for the relative underperformance in the sector and by year-end, 30-year municipal bonds were trading at yields exceeding 30-year U.S. Treasury bonds while 10-year municipal bonds were trading at yields equal to nearly 90% of comparable U.S. Treasuries. This represents a "cheap" valuation compared to historical averages and typically draws non-traditional buyers into the municipal market to take advantage of this anomaly. We believe the "cheapness" of the municipal market should help the sector outperform other bond market sectors going forward.

Looking ahead the economy appears to be on firm footing and inflationary pressures should remain modest. Based on its most recent release, the Fed has not given any indication that it intends to stop raising the fed funds target rate anytime soon. As a result we believe the Fed will raise rates at most of its remaining Federal Open Market Committee meetings this year, which would raise the target rate to 4.00%. The likely result of this policy is that short-term interest rates will continue to move higher and yields on longer maturity bonds will edge higher as well but not quite as much as the market anticipates. Ultimately, the Fed will react to the economic reports and do what it believes is necessary to sustain long-term economic growth with limited inflation.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

The Fund's total return was 7.66% for the twelve months ended June 30, 2005. The total return of the Lehman Brothers Municipal Bond Index was 8.24% for the same period. The Fund's slight underperformance was due to its higher credit quality versus the Index; its average credit quality was AAA, while the Index's average credit quality was AA. Also, the Fund does not hold any BBB bonds; BBB bonds represent 4%-5% of the Index.

Our strategy of buying high quality Ohio municipal bonds in the 15- to 20-year maturity range contributed to performance, as this part of the market performed well over the past year and provided an attractive mix of yield and total return. Additionally, we generally prefer to invest in premium coupon bonds. Relative to discount issues or bonds trading at par, premium bonds typically can help provide some cushion against rising interest rates. The Fund also benefited from lower market yields, as several bonds in the portfolio were pre-refunded during the last three

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
(UNAUDITED)
================================================================================
months of the year. This is a process where a municipality refinances its outstanding debt to lower its interest costs. To accomplish this, the municipality sells new bonds and buys government securities to cover the principal and interest payments of their older outstanding debt. This improves the credit quality of the older bonds as they are escrowed in government securities and the maturity date is shortened to the call date of the bond. The improved credit quality and shorter maturity date generally provides a boost in market value.

We anticipate that as the Fed continues to raise interest rates, yields in the municipal market will rise as well. However, as previously mentioned, we do not expect a dramatic increase in rates. Because municipal bonds' valuations are attractive when compared to other bond market sectors, we believe municipal bonds should outperform. We will use market pullbacks to continue our strategy of buying premium bonds in the 15- to 20-year maturity.

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE OHIO INSURED TAX-FREE FUND - CLASS A* AND
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
--------------------------------------------------------------------------------
                           Ohio Insured Tax-Free Fund
                         Average Annual Total Returns**
                                       1 Year          5 Years        10 Years
      Class A                           2.57%           4.96%           4.85%
      Class C                           6.86%           5.23%           4.62%
--------------------------------------------------------------------------------
                               OHIO INSURED      LEHMAN BROTHERS
                              TAX-FREE FUND-         GENERAL
                   DATE         CLASS A         MUNICIPAL BOND INDEX
               -------------------------------------------------------
                 06/30/95         9,525                10,000
                 09/30/95         9,746                10,287
                 12/31/95        10,180                10,712
                 03/31/96         9,959                10,583
                 06/30/96        10,003                10,664
                 09/30/96        10,241                10,909
                 12/31/96        10,492                11,187
                 03/31/97        10,406                11,160
                 06/30/97        10,739                11,544
                 09/30/97        11,000                11,892
                 12/31/97        11,248                12,215
                 03/31/98        11,347                12,356
                 06/30/98        11,495                12,544
                 09/30/98        11,849                12,929
                 12/31/98        11,875                13,006
                 03/31/99        11,928                13,122
                 06/30/99        11,703                12,890
                 09/30/99        11,598                12,839
                 12/31/99        11,506                12,739
                 03/31/00        11,881                13,111
                 06/30/00        12,011                13,309
                 09/30/00        12,242                13,631
                 12/31/01        12,841                14,227
                 03/31/01        13,043                14,543
                 06/30/01        13,077                14,638
                 09/30/01        13,346                15,049
                 12/31/01        13,237                14,957
                 03/31/02        13,315                15,098
                 06/30/02        13,750                15,650
                 09/30/02        14,490                16,394
                 12/31/02        14,436                16,394
                 03/31/03        14,566                16,590
                 06/30/03        14,908                17,018
                 09/30/03        14,871                17,032
                 12/31/03        15,108                17,265
                 03/31/04        15,345                17,564
                 06/30/04        14,914                17,148
                 09/30/04        15,507                17,815
                 12/31/04        15,687                18,038
                 03/31/05        15,579                18,032
                 06/30/05        16,057                18,561

Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

** Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
(UNAUDITED)
================================================================================
The illustrations below provide each Fund's Sector allocation. We hope it will be useful to shareholders as it summarizes key Information about each Fund's investments.

                               AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                          TOUCHSTONE FLORIDA TAX-FREE
                                MONEY MARKET FUND
CREDIT QUALITY                                                (% OF NET ASSETS)
A-1/P-1/AAA                                                                97.1
FW1*                                                                        2.9
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Variable Rate Demand Notes                                                 83.0
Adjustable Rate Put Bonds                                                   7.5
Fixed Rate Revenue                                                          6.6
General Obligations                                                         2.9
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------
                            TOUCHSTONE OHIO TAX-FREE
                                MONEY MARKET FUND
CREDIT QUALITY                                                (% OF NET ASSETS)
A-1/P-1/AAA                                                                78.7
FW1*                                                                       21.3
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 73.6
General Obligations                                                        13.9
Fixed Rate Revenue                                                          8.0
Adjustable Rate Put Bonds                                                   2.8
Commercial Paper                                                            1.7
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------
                                 TOUCHSTONE OHIO
                              INSURED TAX-FREE FUND
CREDIT QUALITY                                                (% OF NET ASSETS)
AAA/Aaa                                                                    92.7
AA/Aa                                                                       3.2
A/A                                                                         3.0
Not Rated                                                                   1.1
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
General Obligations                                                        48.8
Prerefunded/Escrowed
  to Maturity                                                              17.1
Miscellaneous                                                              10.4
Hospital/Healthcare                                                         7.9
Water and Sewer                                                             5.5
Education                                                                   4.4
Housing                                                                     3.1
Transportation                                                              2.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------
                               TOUCHSTONE TAX-FREE
                                MONEY MARKET FUND
CREDIT QUALITY                                                (% OF NET ASSETS)
A-1/P-1/AAA                                                                87.5
FW1*                                                                       12.5
                                                                          -----
TOTAL                                                                     100.0
                                                                         -----
PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Variable Rate Demand Notes                                                 62.7
Adjustable Rate Put Bonds                                                  15.1
General Obligations                                                        12.6
Fixed Rate Revenue                                                          9.6
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
 -------------------------------------------------------------------------------
* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.
6

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
================================================================================

                                                                      FLORIDA           OHIO
                                                                     TAX-FREE          INSURED
                                                                    MONEY MARKET      TAX-FREE
                                                                        FUND            FUND
-------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..............................................   $ 28,105,187    $ 79,882,679
                                                                     ----------------------------
  At market value ................................................   $ 28,105,187    $ 85,460,667
Cash .............................................................             --          53,422
Interest receivable ..............................................        106,342         541,474
Receivable for capital shares sold ...............................             --             955
Receivable for securities sold ...................................             --         299,214
Other assets .....................................................          1,546           9,184
                                                                     ----------------------------
TOTAL ASSETS .....................................................     28,213,075      86,364,916
                                                                     ----------------------------

LIABILITIES
Bank overdraft ...................................................          4,642              --
Dividends payable ................................................         30,951          92,496
Payable to Advisor ...............................................          8,150          34,475
Payable to other affiliates ......................................          4,240          10,973
Payable to Trustees ..............................................          3,218           3,331
Payable for capital shares redeemed ..............................             --          25,845
Payable for securities purchased .................................             --       2,150,900
Other accrued expenses and liabilities ...........................         17,384          43,050
                                                                     ----------------------------
TOTAL LIABILITIES ................................................         68,585       2,361,070
                                                                     ----------------------------
NET ASSETS .......................................................   $ 28,144,490    $ 84,003,846
                                                                     ----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 28,150,218    $ 77,443,213
Accumulated net realized gains (losses) from security transactions         (5,728)        982,645
Net unrealized appreciation on investments .......................             --       5,577,988
                                                                     ----------------------------
NET ASSETS .......................................................   $ 28,144,490    $ 84,003,846
                                                                     ============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $ 28,144,490    $ 74,604,027
                                                                     ============================

Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value) ...........     28,150,206       6,164,333
                                                                     ============================
Net asset value and redemption price per share ...................   $       1.00    $      12.10
                                                                     ============================
Maximum offering price per share .................................   $         --    $      12.70
                                                                     ============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $         --    $  9,399,819
                                                                     ============================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value) ...........             --         775,981
                                                                     ============================
Net asset value, offering price and redemption price per share* ..   $         --    $      12.11
                                                                     ============================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
================================================================================

                                                                    OHIO
                                                                  TAX-FREE       TAX-FREE
                                                                 MONEY MARKET   MONEY MARKET
                                                                    FUND            FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................................   $292,573,397   $ 32,780,431
                                                                 ===========================
  At market value ............................................   $292,573,397   $ 32,780,431
Cash .........................................................         78,911         27,574
Interest receivable ..........................................      1,679,320        214,708
Receivable for securities sold ...............................             --        300,000
Other assets .................................................          2,927          9,877
                                                                 ---------------------------
TOTAL ASSETS .................................................    294,334,555     33,332,590
                                                                 ---------------------------

LIABILITIES
Dividends payable ............................................        319,425            792
Payable to Advisor ...........................................        106,552         10,985
Payable to other affiliates ..................................         21,873          6,785
Payable to Trustees ..........................................          3,058          3,342
Payable for securities purchased .............................      2,350,000        961,546
Other accrued expenses and liabilities .......................         60,220         24,337
                                                                 ---------------------------
TOTAL LIABILITIES ............................................      2,861,128      1,007,787
                                                                 ---------------------------

NET ASSETS ...................................................   $291,473,427   $ 32,324,803
                                                                 ---------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $291,473,427   $ 32,324,803
                                                                 ---------------------------

NET ASSETS ...................................................   $291,473,427   $ 32,324,803
                                                                 ===========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .......................   $ 99,126,927   $         --
                                                                 ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......     99,116,580             --
                                                                 ===========================
Net asset value, offering price and redemption price per share   $       1.00   $         --
                                                                 ===========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ................   $192,346,500   $         --
                                                                 ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......    192,343,237             --
                                                                 ===========================
Net asset value, offering price and redemption price per share   $       1.00   $         --
                                                                 ===========================

JUNE 30, 2005
================================================================================

                                                                    OHIO
                                                                  TAX-FREE          TAX-FREE
                                                                 MONEY MARKET     MONEY MARKET
                                                                    FUND              FUND
---------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................   $        --      $19,250,195
                                                                 ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......            --       19,260,358
                                                                 ============================
Net asset value, offering price and redemption price per share   $        --      $      1.00
                                                                 ============================

PRICING OF CLASS S SHARES

Net assets applicable to Class S shares ......................   $        --      $13,074,608
                                                                 ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......            --       13,074,596
                                                                 ============================
Net asset value, offering price and redemption price per share   $        --      $      1.00
                                                                 ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
================================================================================

                                                                      FLORIDA         OHIO
                                                                      TAX-FREE       INSURED
                                                                    MONEY MARKET    TAX-FREE
                                                                         FUND         FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $   528,573    $ 3,884,107
                                                                    --------------------------
EXPENSES
Investment advisory fees ........................................       144,424        431,711
Distribution expenses, Class A ..................................        72,198        192,262
Distribution expenses, Class C ..................................            --         94,373
Administration fees .............................................        15,885         47,487
Accounting services fees ........................................        24,000         37,500
Transfer agent fees, Class A ....................................        12,000         37,234
Transfer agent fees, Class C ....................................            --         12,000
Postage and supplies ............................................         5,367         53,288
Professional fees ...............................................        17,665         13,387
Registration fees, Class A ......................................         3,174         14,673
Registration fees, Class C ......................................            --          8,893
Trustees' fees and expenses .....................................        12,186         12,476
Pricing expenses ................................................         3,297         14,951
Custodian fees ..................................................         7,012         10,778
Reports to shareholders .........................................         4,335         10,353
Compliance fees and expenses ....................................           266            885
Other expenses ..................................................           392            713
                                                                    --------------------------
TOTAL EXPENSES ..................................................       322,201        992,964
Fees waived and expenses reimbursed by the Advisor ..............      (105,307)      (273,678)
                                                                    --------------------------
NET EXPENSES ....................................................       216,894        719,286
                                                                    --------------------------

NET INVESTMENT INCOME ...........................................       311,679      3,164,821
                                                                    --------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ..........          (198)     1,085,053
Net change in unrealized appreciation/depreciation on investments            --      2,101,484
                                                                    --------------------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS .......................................          (198)     3,186,537
                                                                    --------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $   311,481    $ 6,351,358
                                                                    ==========================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
================================================================================
                                                         OHIO
                                                       TAX-FREE       TAX-FREE
                                                     MONEY MARKET   MONEY MARKET
                                                         FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..................................   $ 6,066,467    $   737,382
                                                     --------------------------

EXPENSES
Investment advisory fees .........................     1,441,037        183,015
Distribution expenses, Retail ....................       318,665             --
Distribution expenses, Class A ...................            --         52,064
Distribution expenses, Class S ...................            --         94,665
Administration fees ..............................       159,761         20,133
Accounting services fees .........................        61,500         31,500
Transfer agent fees, Retail ......................        41,927             --
Transfer agent fees, Institutional ...............        12,000             --
Transfer agent fees, Class A .....................            --         19,050
Transfer agent fees, Class S .....................            --         12,000
Custodian fees ...................................        60,268         14,244
Professional fees ................................        34,999         19,085
Postage and supplies .............................        39,370         12,391
Registration fees, Retail ........................        11,538             --
Registration fees, Class A .......................            --         12,761
Registration fees, Class S .......................            --         12,375
Trustees' fees and expenses ......................        12,282         12,474
Reports to shareholders ..........................         9,796          8,382
Pricing expenses .................................        12,591          3,299
Compliance fees and expenses .....................         3,902            457
Other expenses ...................................           268            509
                                                     --------------------------
TOTAL EXPENSES ...................................     2,219,904        508,404
Fees waived and expenses reimbursed by the Advisor      (276,611)      (141,193)
                                                     --------------------------
NET EXPENSES .....................................     1,943,293        367,211
                                                     --------------------------
NET INVESTMENT INCOME ............................   $ 4,123,174    $   370,171
                                                     ==========================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                     FLORIDA                                   OHIO
                                                     TAX-FREE                                INSURED
                                                    MONEY MARKET                             TAX-FREE
                                                        FUND                                   FUND
                                            ---------------------------------------------------------------------
                                               YEAR               YEAR               YEAR                YEAR
                                               ENDED              ENDED              ENDED               ENDED
                                              JUNE 30,           JUNE 30,           JUNE 30,            JUNE 30,
                                                2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ....................  $    311,679       $    110,513       $  3,164,821       $  2,585,019
Net realized gains (losses) from
  security transactions ..................          (198)            (5,422)         1,085,053            435,030
Net change in unrealized appreciation/
  depreciation on investments ............            --                 --          2,101,484         (2,333,368)
                                            ---------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS .............................       311,481            105,091          6,351,358            686,681
                                            ---------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ......      (311,679)          (110,513)        (2,882,015)        (2,335,854)
From net investment income, Class B * ....            --                 --                 --            (10,552)
From net investment income, Class C ......            --                 --           (282,806)          (238,613)
From net realized gains, Class A .........            --                 --            (91,343)          (956,379)
From net realized gains, Class B * .......            --                 --                 --             (6,660)
From net realized gains, Class C .........            --                 --            (11,065)          (118,216)
                                            ---------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS ..........      (311,679)          (110,513)        (3,267,229)        (3,666,274)
                                            ---------------------------------------------------------------------

CAPITAL CONTRIBUTION .....................            --                 --                 --            150,000
                                            ---------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ................    73,748,617         67,059,735          3,985,430         43,472,366
Proceeds from shares issued in
  connection with acquistion (Note 6) ....            --                 --                 --         26,699,005
Reinvested distributions .................        77,889             23,524          1,947,062          2,127,491
Payments for shares redeemed .............   (75,067,308)       (67,348,981)       (11,910,903)       (51,646,987)
                                            ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ........    (1,240,802)          (265,722)        (5,978,411)        20,651,875
                                            ---------------------------------------------------------------------

CLASS B *
Proceeds from shares sold ................            --                 --                 --            153,317
Reinvested distributions .................            --                 --                 --             11,011
Payments for shares redeemed .............            --                 --                 --           (463,312)
                                            ---------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS ........            --                 --                 --           (298,984)
                                            ---------------------------------------------------------------------

================================================================================

                                                       FLORIDA                                OHIO
                                                       TAX-FREE                             INSURED
                                                     MONEY MARKET                           TAX-FREE
                                                        FUND                                  FUND
                                           ---------------------------------------------------------------------
                                                YEAR               YEAR               YEAR               YEAR
                                                ENDED             ENDED              ENDED              ENDED
                                               JUNE 30,          JUNE 30,           JUNE 30,           JUNE 30,
                                                2005               2004               2005               2004
----------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ...........      $         --       $         --       $    840,020       $  1,020,441
Proceeds from shares issued in
  connection with acquistion (Note 6)                --                 --                 --          3,872,930
Reinvested distributions ............                --                 --            197,828            254,465
Payments for shares redeemed ........                --                 --         (1,838,409)        (2,351,756)
                                           ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS ...                --                 --           (800,561)         2,796,080
                                           ---------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS .....................        (1,241,000)          (271,144)        (3,694,843)        20,319,378

NET ASSETS
Beginning of year ...................        29,385,490         29,656,634         87,698,689         67,379,311
                                           ---------------------------------------------------------------------
End of year .........................      $ 28,144,490       $ 29,385,490       $ 84,003,846       $ 87,698,689
                                           =====================================================================

UNDISTRIBUTED NET INVESTMENT INCOME .      $         --       $         --       $         --       $         --
                                           =====================================================================

* Represents the period from July 1, 2003 through May 21, 2004 (see Note 6).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                OHIO
                                                              TAX-FREE                              TAX-FREE
                                                             MONEY MARKET                          MONEY MARKET
                                                                FUND                                  FUND
                                                   -------------------------------------------------------------------------
                                                       YEAR                 YEAR               YEAR               YEAR
                                                      ENDED                ENDED              ENDED              ENDED
                                                     JUNE 30,             JUNE 30,           JUNE 30,           JUNE 30,
                                                       2005                 2004               2005               2004
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .......................      $   4,123,174       $   1,939,469       $     370,171       $     121,188
Net realized gains from
  security transactions .....................                 --              16,293                  --                  13
                                                   -------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS ...........................          4,123,174           1,955,762             370,171             121,201
                                                   -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail ..........         (1,338,999)           (582,573)                 --                  --
From net investment income, Institutional ...         (2,784,175)         (1,356,896)                 --                  --
From net investment income, Class A .........                 --                  --            (235,848)            (88,234)
From net investment income, Class S .........                 --                  --            (135,566)            (31,994)
From net realized gains, Retail .............             (6,125)             (5,245)                 --                  --
From net realized gains, Institutional ......            (10,168)             (6,165)                 --                  --
From net realized gains, Class A ............                 --                  --                  --              (4,906)
From net realized gains, Class S ............                 --                  --                  --              (4,736)
                                                   -------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .............         (4,139,467)         (1,950,879)           (371,414)           (129,870)
                                                   -------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ...................        220,903,508         330,112,190                  --                  --
Reinvested distributions ....................          1,340,804             586,040                  --                  --
Payments for shares redeemed ................       (288,256,448)       (321,365,247)                 --                  --
                                                   -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM RETAIL SHARE TRANSACTIONS ............        (66,012,136)          9,332,983                  --                  --
                                                   -------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...................        475,611,129         497,917,624                  --                  --
Reinvested distributions ....................             95,331              61,993                  --                  --
Payments for shares redeemed ................       (458,088,479)       (589,363,170)                 --                  --
                                                   -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM INSTITUTIONAL SHARE TRANSACTIONS .....         17,617,981         (91,383,553)                 --                  --
                                                   -------------------------------------------------------------------------

================================================================================

                                                      OHIO
                                                     TAX-FREE                               TAX-FREE
                                                   MONEY MARKET                           MONEY MARKET
                                                      FUND                                    FUND
                                         -------------------------------------------------------------------------
                                            YEAR                YEAR               YEAR                 YEAR
                                            ENDED               ENDED              ENDED                ENDED
                                           JUNE 30,            JUNE 30,           JUNE 30,             JUNE 30,
                                             2005                2004                2005                2004
------------------------------------------------------------------------------------------------------------------
CLASS A
Proceeds from shares sold .........      $          --       $          --       $  37,464,246       $  26,939,807
Reinvested distributions ..........                 --                  --             231,099              90,480
Payments for shares redeemed ......                 --                  --         (38,706,765)        (28,138,896)
                                         -------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .                 --                  --          (1,011,420)         (1,108,609)
                                         -------------------------------------------------------------------------

CLASS S
Proceeds from shares sold .........                 --                  --          68,265,746          66,371,877
Reinvested distributions ..........                 --                  --             135,566              36,737
Payments for shares redeemed ......                 --                  --         (71,707,542)        (68,714,740)
                                         -------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS S SHARE TRANSACTIONS .                 --                  --          (3,306,230)         (2,306,126)
                                         -------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS ......        (48,410,448)        (82,045,687)         (4,318,893)         (3,423,404)

NET ASSETS
Beginning of year .................        339,883,875         421,929,562          36,643,696          40,067,100
                                         -------------------------------------------------------------------------
End of year .......................      $ 291,473,427       $ 339,883,875       $  32,324,803       $  36,643,696
                                         =========================================================================

UNDISTRIBUTED NET INVESTMENT INCOME      $          --       $           --      $          --       $       1,243
                                         =========================================================================

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------------
                                              2005                2004                2003                2002               2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $  1.000            $  1.000            $  1.000            $  1.000           $  1.000
                                            ---------------------------------------------------------------------------------------

Net investment income ..............           0.011               0.004               0.008               0.017              0.033
                                            ---------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments ...................          (0.000)(A)          (0.000)(A)           0.000(A)           (0.000)(A)             --
                                            ---------------------------------------------------------------------------------------
Less distributions:
Dividends from net
  investment income ................          (0.011)             (0.004)             (0.008)             (0.017)            (0.033)
Distributions from
  net realized gains ...............              --              (0.000)(A)              --                  --                 --
                                            ---------------------------------------------------------------------------------------
Total distributions ................          (0.011)             (0.004)             (0.008)             (0.017)            (0.033)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year .....        $  1.000            $  1.000            $  1.000            $  1.000           $  1.000
                                            =======================================================================================

Total return .......................            1.09%               0.36%               0.76%               1.66%              3.30%
                                            =======================================================================================

Net assets at end of year (000's) ..        $ 28,144            $ 29,385            $ 29,657            $ 18,128           $ 16,690
                                            =======================================================================================

Ratio of net expenses to
  average net assets ...............            0.75%               0.75%               0.69%               0.65%              0.65%

Ratio of net investment income to
  average net assets ...............            1.08%               0.35%               0.77%               1.64%              3.26%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------------
                                              2005                2004                2003                2002                2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $  11.68            $  12.36            $  11.94            $  11.89           $  11.45
                                            ---------------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income ............            0.45                0.48                0.49                0.53               0.56
  Net realized and unrealized gains
     (losses) on investments .......            0.43               (0.50)               0.49                0.07               0.44
                                            ---------------------------------------------------------------------------------------
Total from investment operations ...            0.88               (0.02)               0.98                0.60               1.00
                                            ---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
     investment income .............           (0.45)              (0.48)              (0.49)              (0.53)             (0.56)
  Distributions from net
     realized gains ................           (0.01)              (0.21)              (0.07)              (0.02)                --
                                            ---------------------------------------------------------------------------------------
Total distributions ................           (0.46)              (0.69)              (0.56)              (0.55)             (0.56)
                                            ---------------------------------------------------------------------------------------

Capital contributions ..............              --                0.03                  --                  --                 --
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year .....        $  12.10            $  11.68            $  12.36            $  11.94           $  11.89
                                            =======================================================================================

Total return (A) ...................            7.66%               0.04%(B)            8.43%               5.15%              8.88%
                                            =======================================================================================

Net assets at end of year (000's) ..        $ 74,604            $ 77,837            $ 59,683            $ 54,348           $ 54,791
                                            =======================================================================================

Ratio of net expenses to
  average net assets ...............            0.75%               0.75%               0.75%               0.75%              0.75%

Ratio of net investment income to
   average net assets ..............            3.74%               3.94%               4.03%               4.47%              4.77%

Portfolio turnover rate ............              30%                 36%                 24%                 28%                20%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B) Total return would have been (0.21%) without the capital contribuiton made by the Advisor (Note 4).

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------------
                                              2005                2004                2003                2002                2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $  11.69            $  12.41            $  11.96            $  11.89           $  11.44
                                            ---------------------------------------------------------------------------------------

Income (loss) from
  investment operations:
  Net investment income ............            0.36                0.39                0.40                0.44               0.47
  Net realized and unrealized gains
    (losses) on investments ........            0.43               (0.51)               0.52                0.09               0.45
                                            ---------------------------------------------------------------------------------------
Total from investment operations ...            0.79               (0.12)               0.92                0.53               0.92
                                            ---------------------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income ..............           (0.36)              (0.39)              (0.40)              (0.44)             (0.47)
  Distributions from net
    realized gains .................           (0.01)              (0.21)              (0.07)              (0.02)                --
                                            ---------------------------------------------------------------------------------------
Total distributions ................           (0.37)              (0.60)              (0.47)              (0.46)             (0.47)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year .....        $  12.11            $  11.69            $  12.41            $  11.96           $  11.89
                                            =======================================================================================

Total return (A) ...................            6.86%              (1.03%)              7.89%               4.54%              8.15%
                                            =======================================================================================

Net assets at end of year (000's) ..        $  9,400            $  9,862            $  7,388            $  4,910           $  4,526
                                            =======================================================================================

Ratio of net expenses to
  average net assets ...............            1.50%               1.50%               1.50%               1.50%              1.50%

Ratio of net investment income to
  average net assets ...............            2.99%               3.19%               3.27%               3.72%              4.00%

Portfolio turnover rate ............              30%                 36%                 24%                 28%                20%

(A)   Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------------
                                              2005                2004                2003                2002                2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $  1.000            $  1.000            $  1.000            $  1.000           $  1.000
                                            ---------------------------------------------------------------------------------------
Net investment income ..............           0.011               0.004               0.008               0.015              0.033
                                            ---------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments ...................              --               0.000(A)            0.000(A)           (0.000)(A)             --
                                            ---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.011)             (0.004)             (0.008)             (0.015)            (0.033)
  Distributions from net realized gains       (0.000)(A)          (0.000)(A)              --                  --                 --
                                            ---------------------------------------------------------------------------------------
Total distributions ................          (0.011)             (0.004)             (0.008)             (0.015)            (0.033)
                                            ---------------------------------------------------------------------------------------
Net asset value at end of year .....        $  1.000            $  1.000            $  1.000            $  1.000           $  1.000
                                            =======================================================================================
Total return .......................            1.13%               0.35%               0.78%               1.47%              3.31%
                                            =======================================================================================
Net assets at end of year (000's) ..        $ 99,127            $165,145            $155,810            $211,083           $211,564
                                            =======================================================================================
Ratio of net expenses to
  average net assets ...............            0.75%               0.75%               0.75%               0.75%              0.75%
Ratio of net investment income to
  average net assets ...............            1.05%               0.35%               0.79%               1.46%              3.29%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------------
                                              2005                2004                2003                2002                2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $  1.000            $  1.000            $  1.000            $  1.000           $  1.000
                                            ---------------------------------------------------------------------------------------
Net investment income ..............           0.014               0.006               0.010               0.017              0.035
                                            ---------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments ...................              --               0.000(A)            0.000(A)           (0.000)(A)             --
                                            ---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.014)             (0.006)             (0.010)             (0.017)            (0.035)
  Distributions from net realized gains       (0.000)(A)          (0.000)(A)              --                  --                 --
                                            ---------------------------------------------------------------------------------------
Total distributions ................          (0.014)             (0.006)             (0.010)             (0.017)            (0.035)
                                            ---------------------------------------------------------------------------------------
Net asset value at end of year .....        $  1.000            $  1.000            $  1.000            $  1.000           $  1.000
                                            =======================================================================================
Total return .......................            1.39%               0.60%               1.03%               1.72%              3.58%
                                            =======================================================================================
Net assets at end of year (000's) ..        $192,346            $174,739            $266,120            $210,679           $185,381
                                            =======================================================================================
Ratio of net expenses to
  average net assets ...............            0.50%               0.50%               0.50%               0.50%              0.50%

Ratio of net investment income to
  average net assets ...............            1.41%               0.59%               1.02%               1.69%              3.52%

(A) Amount rounds to less than $0.001.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------------------------------
                                              2005                2004                2003                2002                2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year       $   1.000           $   1.000           $   1.000           $   1.000          $   1.000
                                            ---------------------------------------------------------------------------------------
Net investment income ..............           0.011               0.005               0.008               0.017              0.034
                                            ---------------------------------------------------------------------------------------
Net realized gains on investments ..              --               0.000(A)            0.000(A)            0.000(A)              --
                                            ---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.011)             (0.005)             (0.008)             (0.017)            (0.034)
  Distributions from net realized gains           --              (0.000)(A)              --                  --                 --
                                            ---------------------------------------------------------------------------------------
Total distributions ................          (0.011)             (0.005)             (0.008)             (0.017)            (0.034)
                                            ---------------------------------------------------------------------------------------

Net asset value at end of year .....       $   1.000           $   1.000           $   1.000           $   1.000          $   1.000
                                            =======================================================================================

Total return .......................            1.14%               0.50%               0.99%               1.73%              3.45%
                                            =======================================================================================

Net assets at end of year (000's) ..       $  19,250           $  20,263           $  21,375           $  23,532          $  22,409
                                            =======================================================================================

Ratio of net expenses to
  average net assets ...............            0.89%               0.89%               0.89%               0.89%              0.89%

Ratio of net investment income to
  average net assets ...............            1.13%               0.48%               0.79%               1.71%              3.42%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.


TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------
                                                        YEAR                 YEAR                  PERIOD
                                                        ENDED                ENDED                  ENDED
                                                       JUNE 30,             JUNE 30,               JUNE 30,
                                                         2005                 2004                   2003(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....           $  1.000             $  1.000               $  1.000
                                                      ---------------------------------------------------------
Net investment income .....................              0.009                0.002                  0.001
                                                      ---------------------------------------------------------
Net realized gains on investments .........                 --                0.000(B)               0.000(B)
                                                      ---------------------------------------------------------
Less distributions:
  Dividends from net investment income ....             (0.009)              (0.002)                (0.001)
  Distributions from net realized gains ...                 --               (0.000)(B)                 --
                                                      ---------------------------------------------------------
Total distributions .......................             (0.009)              (0.002)                (0.001)
                                                      ---------------------------------------------------------
Net asset value at end of period ..........           $  1.000             $  1.000               $  1.000
                                                      =========================================================
Total return ..............................               0.87%                0.25%                  0.32%(C)
                                                      =========================================================
Net assets at end of period (000's) .......           $ 13,075             $ 16,381               $ 18,692
                                                      =========================================================

Ratio of net expenses to average net assets               1.15%                1.15%                  1.15%(C)

Ratio of net investment income
  to average net assets ...................               0.86%                0.22%                  0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)   Amount rounds to less than $0.001.
(C)   Annualized.

 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
================================================================================

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

----------------------------------------------------------------------------------------------------
                                            FLORIDA TAX-FREE
                                              MONEY MARKET                     OHIO INSURED
                                                 FUND                          TAX-FREE FUND
----------------------------------------------------------------------------------------------------
                                       2005              2004              2005              2004
From tax exempt income .....        $  287,797        $  110,513        $3,156,299        $2,585,019
From ordinary income .......                --                --                --            49,199
From long-term capital gains                --                --           102,408         1,032,056
                                    ----------------------------------------------------------------
                                    $  287,797        $  110,513        $3,258,707        $3,666,274
                                    ================================================================
----------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

===================================================================================================
                                            OHIO TAX-FREE                     TAX-FREE
                                            MONEY MARKET                     MONEY MARKET
                                                FUND                             FUND
----------------------------------------------------------------------------------------------------
                                       2005              2004              2005              2004
From tax exempt income .....        $3,904,577        $1,939,469        $  371,005        $  120,215
From ordinary income .......                --            10,212                --             9,655
From long-term capital gains            16,293             1,198                --                --
                                    ----------------------------------------------------------------
                                    $3,920,870        $1,950,879        $  371,005        $  129,870
                                    ================================================================
----------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2005:

--------------------------------------------------------------------------------
                                                FLORIDA
                                                TAX-FREE          OHIO-INSURED
                                              MONEY MARKET          TAX-FREE
                                                  FUND               FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..........      $ 28,105,187        $ 79,882,679
                                              ================================
Gross unrealized appreciation ..........      $         --        $  5,596,545
Gross unrealized depreciation ..........                --             (18,557)
                                              --------------------------------
Net unrealized appreciation/depreciation                --           5,577,988
Capital loss carryforward ..............            (5,530)                 --
Post-October losses ....................              (198)                 --
Undistributed tax exempt income ........            30,951              63,155
Undistributed long-term gains ..........                --             982,645
Other temporary differences ............           (30,951)            (92,496)
                                              --------------------------------
  Accumulated earnings (deficit) .......      $     (5,728)       $  6,531,292
                                              ================================
--------------------------------------------------------------------------------
                                                 OHIO
                                                TAX-FREE           TAX-FREE
                                              MONEY MARKET       MONEY MARKET
                                                  FUND               FUND
-------------------------------------------------------------------------------
Cost of portfolio investments ........       $ 292,573,397        $  32,780,431
                                             ==================================
Undistributed tax exempt income ......             319,425                  792
Other temporary differences ..........            (319,425)                (792)
                                             ----------------------------------
  Accumulated earnings (deficit) .....       $          --        $          --
                                             ----------------------------------
--------------------------------------------------------------------------------

The capital loss carryforward as of June 30, 2005 in the table above expires as follows:

--------------------------------------------------------------------------------
                                                 AMOUNT          EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund .....      $         108       June 30, 2010
                                              $       5,422       June 30, 2013
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the year ended June 30, 2005:

--------------------------------------------------------------------------------
                                                                    OHIO INSURED
                                                                   TAX-FREE FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...........................       $23,912,880
Proceeds from sales and maturities of investment securities ..       $26,018,062
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
Florida Tax-Free Money Market Fund -0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares; Ohio Tax-Free Money Market Fund
- 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Money Market Fund - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2006.

Pursuant to this expense limitation agreement, during the year ended June 30, 2005, the Advisor waived investment advisory fees and/or reimbursed other operating expenses of the Funds as follows:

                                      INVESTMENT ADVISORY   OTHER OPERATING
                                         FEES WAIVED      EXPENSES REIMBURSED
                                         -----------      -------------------
Florida Tax-Free Money Market Fund ..     $ 33,109               $ 72,198
Ohio Insured Tax-Free Fund ..........     $     --               $273,678
Ohio Tax-Free Money Market Fund .....     $     --               $276,611
Tax-Free Money Market Fund ..........     $     --               $141,193

During the year ended June 30, 2004, the Advisor made a capital contribution to the Ohio Insured Tax-Free Fund Class A shares totaling $150,000.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on each Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement with Integrated. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per Fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $10,281 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the year ended June 30, 2005. In addition, the Underwriter collected $1,021 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

-------------------------------------------------------------------------------------------------
                                                                             OHIO INSURED
                                                                            TAX-FREE FUND
-------------------------------------------------------------------------------------------------
                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      JUNE 30,         JUNE 30,
                                                                        2005             2004
-------------------------------------------------------------------------------------------------
CLASS A
Shares sold ................................................           331,997          3,651,817
Shares issued in connection with acquisition (Note 6) ......                --          2,336,257
Shares reinvested ..........................................           162,199            178,114
Shares redeemed ............................................          (992,583)        (4,330,774)
                                                                    -----------------------------
Net increase (decrease) in shares outstanding ..............          (498,387)         1,835,414
Shares outstanding, beginning of year ......................         6,662,720          4,827,306
                                                                    -----------------------------
Shares outstanding, end of year ............................         6,164,333          6,662,720
                                                                    -----------------------------

CLASS B
Shares sold ................................................                --             12,695
Shares reinvested ..........................................                --                917
Shares redeemed ............................................                --             (1,763)
Shares redeemed in connection with acquisition (Note 6) ....                --            (36,723)
                                                                    -----------------------------
Net decrease in shares outstanding .........................                --            (24,874)
Shares outstanding, beginning of year ......................                --             24,874
                                                                    -----------------------------
Shares outstanding, end of year ............................                --                 --
                                                                    -----------------------------

CLASS C
Shares sold ................................................            69,734             85,092
Shares issued in connection with acquisition (Note 6) ......                --            336,184
Shares reinvested ..........................................            16,466             21,222
Shares redeemed ............................................          (153,563)          (194,697)
                                                                    -----------------------------
Net increase (decrease) in shares outstanding ..............           (67,363)           247,801
Shares outstanding, beginning of year ......................           843,344            595,543
                                                                    -----------------------------
Shares outstanding, end of year ............................           775,981            843,344
                                                                    -----------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. ACQUISITION

On May 21, 2004, a Special Meeting of Shareholders of the Touchstone Tax-Free Intermediate Term Fund, a former series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Touchstone Tax-Free Intermediate Term Fund Class A, Class B and Class C Shares, in exchange for shares of the Touchstone Ohio Insured Tax-Free Fund Class A, Class A and Class C Shares, respectively. The acquisition was approved. In conjunction with this acquisition, Class B shares of the Touchstone Ohio Insured Tax-Free Fund were exchanged for Class A shares of the Ohio Insured Tax-Free Fund.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                      BEFORE REORGANIZATION                                  AFTER REORGANIZATION
                         -------------------------------------------------------------------------------   -------------------------
                                          TOUCHSTONE                             TOUCHSTONE                       TOUCHSTONE
                                    TAX-FREE INTERMEDIATE                        OHIO INSURED                    OHIO INSURED
                                         TERM FUND                              TAX-FREE FUND                    TAX-FREE FUND
                           CLASS A         CLASS B      CLASS C      CLASS A       CLASS B      CLASS C      CLASS A       CLASS C
                         --------------------------------------   --------------------------------------   -------------------------
Shares ................    2,395,217       46,318       357,175     4,555,552       36,723       518,125     6,890,345      854,017
Net Assets ............  $26,081,422    $ 504,627    $3,890,674   $52,718,330    $ 425,073    $6,000,365   $79,729,452   $9,891,039
Net Asset Value .......  $     10.89    $   10.89    $    10.89   $     11.57    $   11.58    $    11.58   $     11.57   $    11.58
Unrealized Appreciation
  (Depreciation) ......  $   491,346    $ (27,709)   $ (117,535)  $ 2,627,265    $ (16,255)   $ (358,251)  $ 3,074,647   $ (475,786)

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 9.5%              RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   200,000    Clay Co FL COP .............................................       4.950       07/01/05       $   200,000
    300,000    Zionsville IN Cmnty Sch Bldg GO BANS .......................       1.900       07/01/05           300,000
    200,000    Franklin OH GO BANS ........................................       2.250       07/21/05           200,027
    200,000    Gainesville FL Entlmnt Rev .................................       3.500       08/01/05           200,239
    300,000    Boca Raton FL Wtr & Swr Rev ................................       3.800       10/01/05           300,773
    150,000    Indianapolis IN Thermal Energy Sys Rev .....................       5.000       10/01/05           150,850
    800,000    Jacksonville FL Elec Auth Rev (St Johns River) .............       6.000       10/01/05           806,103
    100,000    Sunrise FL Util Sys Rev ....................................       5.200       10/01/05           100,592
    300,000    Rhodes IL SD #84.5 Ed Purp TAWS ............................       3.125       10/24/05           300,983
    100,000    Alderwood WA Wtr Dist Rev ..................................       4.000       12/01/05           100,620
                                                                                                             -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ........                                  $ 2,660,187
                                                                                                             -----------
-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FLOATING & VARIABLE DEMAND NOTES -- 82.9%                          RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   425,000    Broward Co FL Hlth Facs Rev (John Knox Village) ............       2.580       07/01/05       $   425,000
    600,000    FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102 ................       2.260       07/01/05           600,000
    800,000    Muni Sec Tr Ctfs 01-160 (FL Brd of Ed) .....................       2.260       07/01/05           800,000
    300,000    Muni Sec Tr Ctfs Ser 01-161 (FL Brd of Ed) .................       2.260       07/01/05           300,000
  1,300,000    Sarasota Co FL Pub Hosp (Sarasota Mem Hosp) ................       2.530       07/01/05         1,300,000
  1,000,000    Orange Co FL HFA Rev (Sundown Assoc) .......................       2.440       07/05/05         1,000,000
    250,000    Broward Co FL HFA MFH Rev (Jacaranda Village Apts) .........       2.310       07/06/05           250,000
    600,000    Broward Co FL HFA MFH Rev (Margate Investment) .............       2.310       07/06/05           600,000
  1,115,000    Broward Co FL HFA MFH Rev (Reflections Apts) ...............       2.300       07/06/05         1,115,000
    900,000    Clay Co FL HFA MFH Rev (Bluff Hsg) Ser B ...................       2.300       07/06/05           900,000
    575,000    Dade Co FL IDA IDR (Dolphins Stadium) Ser A ................       2.220       07/06/05           575,000
    880,000    Dade Co FL IDA IDR (Dolphins Stadium) Ser D ................       2.220       07/06/05           880,000
  1,165,000    FL HFA MFH Rev (Carlton Arms II) Ser EEE ...................       2.460       07/06/05         1,165,000
    500,000    Lee Co FL IDR Ed Facs (Canterbury School) ..................       2.290       07/06/05           500,000
    605,000    Marion Co FL HFA (Paddock Apts) ............................       2.300       07/06/05           605,000
    810,000    Nassau Co FL PCR (Rayonier) ................................       2.230       07/06/05           810,000
    500,000    Palm Beach Co FL Rev (Jewish Cmnty Campus) .................       2.350       07/06/05           500,000
    400,000    Palm Beach Co FL Rev (Norton Gallery) ......................       2.350       07/06/05           400,000
    700,000    Voluisa Co FL HFA MFH Rev (Anatole Apts) ...................       2.300       07/06/05           700,000
    135,000    Dade Co FL IDA Rev (Spectrum Programs Inc) .................       2.350       07/07/05           135,000
  1,375,000    Duval Co FL HFA MFH Rev (Glades Apts) ......................       2.280       07/07/05         1,375,000
    950,000    Duval Co FL HFA MFH Rev (Sunbeam Road Apts) ................       2.290       07/07/05           950,000
    800,000    FL Gulf Coast Univ Fin Corp Rev ............................       2.400       07/07/05           800,000
    120,000    Gulf Breeze FL Loc Govt Loan Prog B ........................       2.290       07/07/05           120,000
    350,000    Gulf Breeze FL Muni Bond Fund Ser A ........................       2.290       07/07/05           350,000
    500,000    Highlands Co FL HFA Rev (Adventist Hlth Sys) ...............       2.300       07/07/05           500,000
  1,000,000    Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth) ........       2.320       07/07/05         1,000,000
    700,000    JEA FL Dist Energy Sys Rev .................................       2.220       07/07/05           700,000
    800,000    Palm Beach Co FL Rev (Henry Morrison Flagler) ..............       2.300       07/07/05           800,000
  1,000,000    Palm Beach Co FL Rev (Morse Oblig Group) ...................       2.320       07/07/05         1,000,000
    775,000    Pasco Co FL Sch Brd COP ....................................       2.280       07/07/05           775,000
    300,000    Seminole Co FL IDA (FL Living Nursing Ctr) .................       2.480       07/07/05           300,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL    PRINCIPAL  FLOATING & VARIABLE DEMAND NOTES -- 82.9%              COUPON      MATURITY           MARKET
   AMOUNT      (CONTINUED)                                                        RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Seminole Co FL IDA Rev (Master Academy) ....................       2.320       07/07/05       $ 1,000,000
    100,000    Univ of North FL 1998 Parking Rev Bonds ....................       2.430       07/07/05           100,000
                                                                                                             -----------
               TOTAL FLOATING & VARIABLE DEMAND NOTES .....................                                  $23,330,000
                                                                                                             -----------

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      ADJUSTABLE RATE PUT BONDS -- 7.5%                                  RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   450,000    Corpus Christi TX IDC EDR (Texas Air Invt) .................       2.400       08/01/05       $   450,000
    765,000    Fort Thomas KY IDR (Carmel Manor) ..........................       2.600       10/01/05           765,000
    900,000    Putnam Co FL Dev Auth PCR (Seminole Elec Coop) .............       2.650       12/15/05           900,000
                                                                                                             -----------
               TOTAL ADJUSTABLE RATE PUT BONDS ............................                                  $ 2,115,000
                                                                                                             -----------
               TOTAL INVESTMENT SECURITIES -- 99.9%
               (Amortized Cost $28,105,187) ...............................                                  $28,105,187

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..............                                       39,303
                                                                                                             -----------

               NET ASSETS -- 100.0% .......................................                                  $28,144,490
                                                                                                             ===========
See accompanying notes to portfolios of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.7%             RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   400,000    West Clermont OH LSD GO Prerefunded @ 100 ..................       6.150       12/01/05       $   405,988
  1,095,000    West Clermont OH LSD GO Prerefunded @ 102 ..................       6.900       12/01/05         1,136,468
  1,000,000    Norwood OH TIF Rev (Cornerstore) ...........................       4.500       12/07/05           997,180
    530,000    Toledo OH GO ...............................................       6.000       12/01/06           553,977
    224,718    Columbus OH Special Assessment GO ..........................       5.050       04/15/08           236,567
    325,000    Columbus OH LTGO Prerefunded @ 101 .........................       4.750       06/15/08           345,517
    540,000    OH St Revitalization .......................................       5.000       10/01/08           575,456
  1,000,000    OH St Bldg Auth-Hwy Safety Bldg ............................       5.000       10/01/09         1,077,590
  1,000,000    Hamilton OH CSD GO Prerefunded @ 101 .......................       5.500       12/01/09         1,111,630
  1,000,000    Hamilton OH CSD GO Prerefunded @ 101 .......................       5.625       12/01/09         1,116,760
  1,000,000    Hilliard OH CSD GO Prerefunded @ 101 .......................       5.750       12/01/09         1,140,620
  1,035,000    Reading OH Rev (St Mary's Ed Institute) ....................       5.550       02/01/10         1,128,492
  1,000,000    Bowling Green St Univ OH General Rcpts
                 Rev Prerefunded @ 101 ....................................       5.750       06/01/10         1,130,920
    735,000    Cuyahoga Co OH Mtg Rev (West Tech Apts) ....................       5.100       09/20/10           776,623
  1,000,000    Greene Co OH Swr Sys Rev Prerefunded @ 101 .................       5.625       12/01/10         1,134,420
  1,000,000    Hilliard OH CSD GO Prerefunded @ 101 .......................       5.750       12/01/10         1,140,620
  1,000,000    Kings OH LSD GO Prerefunded @ 101 ..........................       5.650       12/01/10         1,117,790
    525,000    Kings OH LSD GO Prerefunded @ 101 ..........................       6.050       12/01/10           606,627
    500,000    Lake OH LSD GO (Stark Co) Prerefunded @ 100 ................       5.750       12/01/10           566,070
    165,000    Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity ...       9.000       06/01/11           195,814
  1,000,000    Lorain Co OH Hosp Rev (Catholic Health) ....................       5.625       10/01/11         1,116,270
    275,000    Akron OH GO ................................................       6.000       11/01/11           314,251
    365,000    Bexley OH CSD GO ...........................................       7.125       12/01/11           445,066
  1,000,000    Hamilton Co OH Swr Sys Rev .................................       5.500       12/01/11         1,130,440
  1,000,000    Indian Hill OH EVSD GO Prerefunded @ 100 ...................       5.250       12/01/11         1,117,290
  1,075,000    Franklin Co OH Hosp Impt (Childrens Hosp) ..................       5.500       05/01/12         1,199,528
    515,000    South-Western OH CSD GO (Franklin & Pickway Co) ............       5.000       12/01/12           570,296
    400,000    Akron OH GO ................................................       6.500       11/01/14           487,252
    530,000    Ottawa Co OH GO ............................................       5.750       12/01/14           547,294
    660,000    West Chester Twp OH GO .....................................       5.500       12/01/14           748,631
    400,000    Warren OH Wtr Wrks Rev .....................................       5.500       11/01/15           454,364
  1,000,000    Buckeye Valley OH LSD GO ...................................       6.850       12/01/15         1,204,950
    415,000    Dublin OH Var Purp Impt Ser A Prerefunded @ 100 ............       6.000       12/01/15           474,980
  1,315,000    Loveland OH CSD GO .........................................       5.000       12/01/15         1,475,312
    660,000    Columbus-Polaris Hsg Corp Rev Prerefunded @ 100 ............       7.400       01/01/16           802,058
    945,000    Chillicothe OH CSD GO ......................................       5.000       12/01/16         1,046,682
    975,000    Hamilton Co OH Convention Facs Auth Rev (Second Lien) ......       5.000       12/01/16         1,070,521
  1,260,000    Cleveland OH Arpt Sys Rev ..................................       5.125       01/01/17         1,327,347
    750,000    Butler Co OH Trans Impt Dist ...............................       5.125       04/01/17           802,493
    415,000    Toledo OH Swr Sys Rev ......................................       6.350       11/15/17           424,499
  1,000,000    OH St Bldg Auth Rev (Adult Correctional Bldg)
                 Prerefunded @ 100 ........................................       5.250       10/01/18         1,098,390
  1,000,000    Univ of Cincinnati OH General Rcpts Rev ....................       5.750       06/01/19         1,110,790
  1,000,000    Lucas Co OH Hsg Dev Corp (Northgate Apts) ..................       5.950       07/01/19         1,010,090
  1,000,000    Lorain Co OH Hosp Rev (Catholic Health Partners) ...........       5.500       09/01/19         1,100,790
  1,000,000    Lucas Co OH Hosp Rev (Promedica Health Grp) ................       5.625       11/15/19         1,100,900
    500,000    Cleveland OH Non Tax Rev (Cleveland Stadium) ...............       5.125       12/01/19           549,950

OHIO INSURED TAX-FREE FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.7%             COUPON     MATURITY           MARKET
   AMOUNT      (CONTINUED)                                                         RATE        DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 1,085,000    West Clermont OH LSD GO ....................................       5.000       12/01/19       $ 1,183,051
    500,000    Akron OH GO ................................................       5.800       11/01/20           562,260
    210,000    Butler Co OH GO ............................................       5.250       12/01/20           233,197
  1,500,000    Nordonia Hills OH CSD GO ...................................       5.375       12/01/20         1,647,795
  1,000,000    Pickerington OH LSD UTGO ...................................       5.250       12/01/20         1,089,610
    850,000    West Chester Twp OH GO .....................................       5.000       12/01/20           913,036
  1,210,000    Cincinnati OH Tech College Rev .............................       5.250       10/01/21         1,341,358
  1,000,000    Monroe OH LSD Sch Impt GO ..................................       5.000       12/01/21         1,074,910
  1,000,000    Summit Co OH GO Prerefunded @ 101 ..........................       6.000       12/01/21         1,150,300
  1,170,000    Upper Arlington OH CSD GO ..................................       5.000       12/01/21         1,273,990
  1,185,000    Akron OH Impt GO ...........................................       5.000       12/01/22         1,287,443
  1,035,000    Elyria OH GO ...............................................       5.000       12/01/22         1,122,561
    765,000    Fairfield Co OH GO .........................................       5.000       12/01/22           830,522
  1,200,000    Ross Twp OH LSD GO .........................................       5.000       12/01/22         1,303,740
    250,000    OH St Higher Ed Fac (Xavier Univ) ..........................       5.000       05/01/23           270,003
  1,050,000    Harrison OH Wst Wtr Sys Rev ................................       5.250       11/01/23         1,164,975
  1,000,000    Akron OH Var Purp GO .......................................       5.000       12/01/23         1,071,220
    450,000    Columbus OH Tax Increment Fin Rev (Polaris) ................       4.750       12/01/23           469,602
    865,000    Fairfield Co OH GO .........................................       5.000       12/01/23           934,494
  1,350,000    Greater Cleveland OH Regl Trans Auth .......................       5.000       12/01/23         1,453,950
    425,000    Hamilton OH CSD GO .........................................       5.000       12/01/23           459,867
  1,480,000    Lakewood OH CSD ............................................       5.250       12/01/23         1,634,971
  1,000,000    Newark OH Var Purp GO ......................................       4.750       12/01/23         1,042,960
  1,000,000    OH St Higher Ed Fac Rev (Univ Dayton) ......................       5.000       12/01/23         1,072,940
  1,000,000    Toledo OH CSD GO ...........................................       5.000       12/01/23         1,081,750
  1,000,000    Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr) ...........       5.000       05/15/24         1,064,050
    400,000    Springboro OH Swr Sys Rev ..................................       5.000       06/01/24           429,436
  1,000,000    Cleveland OH Muni SD GO ....................................       5.250       12/01/24         1,095,320
  1,050,000    Delaware Co OH GO ..........................................       5.000       12/01/24         1,130,220
  1,250,000    Fremont OH Var Purp GO .....................................       5.000       12/15/24         1,333,800
    810,000    Big Walnut OH LSD GO .......................................       5.000       12/01/25           870,394
  1,750,000    Eaton OH CSD GO ............................................       5.000       12/01/25         1,863,593
  2,000,000    Frankling Co OH Conv Ctr Rev * .............................       5.000       12/01/25         2,149,559
    300,000    Galion OH CSD UTGO .........................................       5.000       12/01/25           321,972
  1,885,000    Kings OH LSD UTGO ..........................................       5.000       12/01/25         2,028,429
  1,500,000    Marysville OH EVSD GO ......................................       5.000       12/01/25         1,597,365
  1,000,000    Oak Hills OH LSD GO ........................................       5.000       12/01/25         1,078,300
  1,000,000    Plain OH LSD GO ............................................       5.000       12/01/25         1,064,240
    905,000    Licking Heights OH LSD GO ..................................       6.400       12/01/28         1,187,921
                                                                                                             -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ........                                  $82,110,667
                                                                                                             -----------

OHIO INSURED TAX-FREE FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FLOATING & VARIABLE DEMAND NOTES -- 4.0%                           RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 1,100,000    OH St Wtr Dev Auth Purewater ...............................       2.250       07/06/05       $ 1,100,000
  2,000,000    Puerto Rico Commonwealth Govt Dev Bk .......................       2.140       07/06/05         2,000,000
    250,000    Puerto Rico Cmnwlth Hwy & Trans Tr Rcpts Cl F Ser B ........       2.280       07/07/05           250,000
                                                                                                             -----------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ....................                                   $ 3,350,000
                                                                                                             -----------

               TOTAL INVESTMENT SECURITIES -- 101.7%
               (Amortized Cost $79,882,679) ..............................                                   $85,460,667

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%) ...........                                    (1,456,821)
                                                                                                             -----------

               NET ASSETS -- 100.0% ......................................                                   $84,003,846
                                                                                                             ===========
* When-issued security.

See accompanying notes to portfolios of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 22.0%             RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Puerto Rico Elec Pwr Auth Rev Prerefunded @ 102 ............       5.500       07/01/05       $ 1,020,000
  2,350,000    AMP OH Elec Rev BANS (Montpelier)* .........................       3.000       07/06/05         2,350,000
  2,650,000    AMP OH Elec Rev BANS (Montpelier) ..........................       2.150       07/07/05         2,650,000
  2,000,000    Columbiana OH GO BANS ......................................       2.500       07/07/05         2,000,081
  1,975,000    Warrensville Heights OH LTGO BANS ..........................       2.100       07/14/05         1,975,139
  1,000,000    Liberty Twp OH Parkland Acq LTGO BANS ......................       2.260       08/11/05         1,000,400
  3,250,000    Hillsboro OH CSD Sch Impt UTGO BANS ........................       2.850       08/17/05         3,252,285
    800,000    Sugarcreek OH GO BANS ......................................       3.300       08/18/05           800,938
  6,740,000    AMP OH Elec Rev BANS (Bryan) ...............................       1.700       08/19/05         6,739,999
    325,000    Hebron OH Swr Impt LTGO BANS ...............................       2.600       09/08/05           325,364
  3,648,500    Jackson Co OH Var Purp LTGO BANS ...........................       2.300       09/08/05         3,650,884
    318,000    Richland Co OH Energy LTGO BANS ............................       2.500       09/28/05           318,421
    360,000    Wilmington OH Lowes Rd Const LTGO BANS .....................       2.100       09/30/05           360,265
  1,550,000    Harrison Twp OH Fire Station LTGO BANS .....................       2.100       10/20/05         1,550,695
    630,000    Licking Co OH (Jardin Manor Swr) LTGO BANS .................       2.450       10/20/05           630,851
  2,000,000    Olmsted Falls OH Bldg Impt LTGO BANS .......................       2.500       10/20/05         2,003,001
  2,075,000    AMP OH Elec Rev BANS (Pioneer Vlg) .........................       2.500       10/27/05         2,076,979
    100,000    OH St Pub Facs Cmnty Rev (Higher Ed Cap Facs)
                 Prerefunded @ 100 ........................................       5.000       11/01/05           100,927
    475,000    AMP OH Elec Rev BANS (Yellow Springs) ......................       2.500       11/03/05           475,399
  4,360,000    Springboro OH Real Estate Acq Rev ..........................       3.000       11/03/05         4,367,336
    400,000    Butler Co OH Jnt Voc SD LTGO (Police Inst) .................       1.650       12/01/05           397,404
  6,864,600    Deerfield Twp OH LTGO BANS .................................       2.750       12/01/05         6,874,477
  2,060,000    AMP OH Elec Rev BANS (Edgerton) ............................       2.750       12/08/05         2,061,769
  1,980,000    AMP OH Elec Rev BANS (Brewester Vlg) .......................       2.750       01/12/06         1,982,070
  2,000,000    OH Univ Gen Rcpts BANS .....................................       3.000       01/19/06         2,008,153
  3,230,000    Willard OH LTGO BANS .......................................       4.000       01/25/06         3,247,931
  1,040,000    Willard OH GO BANS .........................................       3.000       01/25/06         1,042,612
  2,000,000    AMP OH Elec Rev BANS (Vlg of Lodi) .........................       3.250       03/16/06         2,008,282
    500,000    Middletown OH Arpt Facs Acq LTGO BANS ......................       4.500       06/06/06           506,788
  4,875,000    Middletown OH CSD UTGO BANS ................................       4.000       06/08/06         4,905,947
  1,500,000    AMP OH Elec Rev BANS .......................................       3.000       06/30/06         1,500,000
                                                                                                             -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ........                                  $64,184,397
                                                                                                             -----------

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FLOATING & VARIABLE DEMAND NOTES -- 73.9%                          RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 2,600,000    Cuyahoga Co OH IDR (S&R Playhouse Rlty) ....................       2.800       07/01/05       $ 2,600,000
  1,000,000    Cuyahoga Co OH Rev (Cleveland Clinic) ......................       2.350       07/01/05         1,000,000
  1,870,000    Miami Co OH Hosp Fac (Upper Vly Med Ctr) ...................       2.560       07/01/05         1,870,000
  2,900,000    OH St Air Quality Rev PCR (OH Edison) ......................       2.250       07/01/05         2,900,000
    400,000    OH St Higher Ed Fac (Case Western) .........................       2.250       07/01/05           400,000
    600,000    Trumbull Co OH Hlthcare (Shepard of Valley Lutheran Home) ..       2.530       07/01/05           600,000
  3,000,000    ABN AMRO MuniTOPS Ctfs Tr 1998-18 (Cleveland OH Wtrwk) .....       2.300       07/06/05         3,000,000
  2,400,000    ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD) .....       2.320       07/06/05         2,400,000
    845,000    Centerville OH Hlthcare (Bethany Luth Vlg) .................       2.340       07/06/05           845,000
  3,000,000    Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 .................       2.300       07/06/05         3,000,000
  1,730,000    Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn) ............       2.370       07/06/05         1,730,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES -- 73.9%                         COUPON      MATURITY           MARKET
   AMOUNT      (CONTINUED)                                                        RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   895,000    Erie Co OH IDR (Toft Dairy Inc) ............................       2.370       07/06/05       $   895,000
    390,000    Greene Co OH Hlth Fac (Greene Oaks) ........................       2.370       07/06/05           390,000
    460,000    Hamilton Co OH EDR (General Prostestant) ...................       2.370       07/06/05           460,000
    745,000    Hamilton Co OH Hlth Fac (St Aloysius Orphanage) ............       2.370       07/06/05           745,000
    900,000    Hamilton Co OH Hosp Rev (Health Alliance) Ser B ............       2.220       07/06/05           900,000
  1,375,000    Hamilton Co OH Hosp Rev (Health Alliance) Ser F ............       2.220       07/06/05         1,375,000
  3,900,000    Lake Co OH Hosp Facs (Lake Hosp) ...........................       2.380       07/06/05         3,900,000
  1,710,000    Lorain Co OH IDR (EMH Regl Med Ctr) ........................       2.370       07/06/05         1,710,000
  4,000,000    Middletown OH Dev (Bishop-Fenwick HS) ......................       2.350       07/06/05         4,000,000
  2,000,000    Montgomery Co OH EDR (Dayton Art Inst) .....................       2.400       07/06/05         2,000,000
  3,400,000    OH St GO Infrastructure Impt ...............................       2.220       07/06/05         3,400,000
    805,000    OH St Infra Impt UTGO ......................................       2.250       07/06/05           805,000
 12,460,000    OH St Wtr Dev Auth Purewater ...............................       2.250       07/06/05        12,460,000
  1,000,000    OH Wtr Dev Auth PCR (Cleveland Elec) Ser B .................       2.350       07/06/05         1,000,000
  2,050,000    OH Wtr Dev Auth Rev (Timken Company) .......................       2.350       07/06/05         2,050,000
    350,000    Orrville OH Hosp Fac (Orrville Hosp Fdtn) ..................       2.390       07/06/05           350,000
  4,910,000    Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43 ..............       2.270       07/06/05         4,910,000
  1,000,000    Scioto Co OH Hosp Rev (VHA Ctr) Ser B ......................       2.300       07/06/05         1,000,000
  1,000,000    Scioto Co OH Hosp Rev (VHA Ctr) Ser E ......................       2.300       07/06/05         1,000,000
  2,300,000    Summit Co OH Civic Fac (YMCA) ..............................       2.370       07/06/05         2,300,000
  2,500,000    Akron Bath Copley OH Hosp (Summa Hlth) Ser B ...............       2.320       07/07/05         2,500,000
    275,000    Akron Bath Copley OH Hosp (Visiting Nurse Svc) .............       2.370       07/07/05           275,000
  1,100,000    Ashtabula Co OH Hosp (Ashtabula Co Med Ctr) ................       2.310       07/07/05         1,100,000
  3,900,000    Athens Co OH Port Auth (Hsg OH Univ) .......................       2.320       07/07/05         3,900,000
  1,505,000    Butler Co OH Hosp Facs (Berkeley Sq Ret) ...................       2.300       07/07/05         1,505,000
  3,805,000    Butler Co OH Hosp Facs Rev (Middletown Regl Hosp) ..........       2.260       07/07/05         3,805,000
  2,705,000    Cambridge OH Hosp Facs Rev (SE OH Regl Med) ................       2.370       07/07/05         2,705,000
  2,055,000    Carroll Co OH Hlthcare Fac (St Johns Villa) ................       2.370       07/07/05         2,055,000
    115,000    Cochocton Co OH Hosp (Echoing Hills Vlg) ...................       2.420       07/07/05           115,000
  3,815,000    Coshocton Co OH Hosp Facs Rev (Mem Hosp) ...................       2.320       07/07/05         3,815,000
  1,520,000    Cuyahoga Co OH Civic Facs (West Side Ecumenical) ...........       2.370       07/07/05         1,520,000
  4,900,000    Cuyahoga Co OH Hlth (Grdns of Mcgregor & Amasa Stone) ......       2.320       07/07/05         4,900,000
  3,145,000    Delaware Co OH Hlth Fac (Sarah Moore Home) .................       2.430       07/07/05         3,145,000
  2,120,000    Franklin Co OH EDR (Dominican Sisters) .....................       2.370       07/07/05         2,120,000
  1,605,000    Franklin Co OH Hlth Fac (Heinzerling Fndtn) ................       2.420       07/07/05         1,605,000
    800,000    Franklin Co OH Hlth Fac (Lifeline Organ Procurement) .......       2.370       07/07/05           800,000
  3,000,000    Franklin Co OH Hlthcare Facs (Friendship Vlg Dublin) .......       2.290       07/07/05         3,000,000
  3,000,000    Franklin Co OH Hlthcare Facs (Presbyterian) ................       2.320       07/07/05         3,000,000
    920,000    Franklin Co OH IDR (OH Girl Scout Council) .................       2.420       07/07/05           920,000
  1,800,000    Fulton Co OH IDR (Polycraft Inc) ...........................       2.590       07/07/05         1,800,000
  3,775,000    Geauga Co OH Hlth Fac (Heather Hill) .......................       2.280       07/07/05         3,775,000
    300,000    Hamilton Co OH EDR (Contemporary Arts Ctr) .................       2.300       07/07/05           300,000
  1,350,000    Hamilton Co OH Hosp (Beechwood Home) .......................       2.300       07/07/05         1,350,000
    600,000    Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997 ......       2.260       07/07/05           600,000
  5,600,000    Hamilton Co OH Hosp (Drake Ctr Inc) ........................       2.260       07/07/05         5,600,000
  2,000,000    Hamilton Co OH Hosp (Episcopal Retire Homes) Ser A .........       2.260       07/07/05         2,000,000
  5,700,000    Hamilton Co OH IDR (ADP) ...................................       2.950       07/07/05         5,700,000
  5,920,000    Hamilton Co OH Sales Tax Fltr Ctfs Ser 356 .................       2.300       07/07/05         5,920,000
  2,944,000    Hamilton OH MFH Afford Hsg (Knollwood Vlg) Ser A ...........       2.310       07/07/05         2,944,000
  1,931,000    Hamilton OH MFH Afford Hsg (Knollwood Vlg) Ser B ...........       2.310       07/07/05         1,931,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES -- 73.9%                         COUPON      MATURITY           MARKET
   AMOUNT      (CONTINUED)                                                        RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 2,579,000    Hancock Co OH MFH (Crystal Glen Apts) Ser A ................       2.310       07/07/05      $  2,579,000
  2,000,000    Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys) ............       2.330       07/07/05         2,000,000
  3,920,000    Lima OH Hosp Fac (Lima Mem Hosp) ...........................       2.370       07/07/05         3,920,000
    400,000    Lucas Co OH Hlth Fac (Lutheran Homes) ......................       2.350       07/07/05           400,000
    100,000    Lucas Co OH Hosp Rev (Sunshine Childrens Home) .............       2.470       07/07/05           100,000
     55,000    Lucas Co OH IDR (SA Associates) ............................       2.430       07/07/05            55,000
    580,000    Mahoning Co OH IDR (OH Heart Inst) .........................       2.420       07/07/05           580,000
    585,000    Marion Co OH Hosp Pooled Lease Rev .........................       2.310       07/07/05           585,000
  1,140,000    Mason OH TIF Rev (Central Parke of Mason) ..................       2.350       07/07/05         1,140,000
  1,800,000    Middleburg Hgts OH Hosp Rev (SW Gen Hlth) ..................       2.330       07/07/05         1,800,000
  1,160,000    Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) ...............       2.420       07/07/05         1,160,000
  2,300,000    Montgomery Co OH Rev (St Vincent de Paul) ..................       2.330       07/07/05         2,300,000
  1,375,000    OH St Higher Ed Fac (John Carroll) .........................       2.320       07/07/05         1,375,000
  3,000,000    OH St Higher Ed Fac (Mt St Joseph) .........................       2.310       07/07/05         3,000,000
  1,000,000    OH St Higher Ed Fac Pooled Fin (1997) ......................       2.370       07/07/05         1,000,000
  3,000,000    OH St Higher Ed Fac Pooled Fin (1998) ......................       2.370       07/07/05         3,000,000
    400,000    OH St Higher Ed Fac Pooled Fin (1999) ......................       2.370       07/07/05           400,000
    200,000    OH St Higher Ed Rev (Malone College) .......................       2.370       07/07/05           200,000
  1,750,000    OH St Univ Gen Rcpts Rev Ser 1997 A ........................       2.300       07/07/05         1,750,000
  1,225,000    OH St Univ Gen Rcpts Rev Ser 1997 C ........................       2.300       07/07/05         1,225,000
    505,000    Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97 ...       2.420       07/07/05           505,000
  1,440,000    Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99 ......       2.420       07/07/05         1,440,000
  3,850,000    Port Gtr Cincinnati Dev Auth (Cincinnati Zoo) ..............       2.640       07/07/05         3,850,000
  3,450,000    Puerto Rico Childrens Tr Fund Putter Ser 149 ...............       2.320       07/07/05         3,450,000
    900,000    Puerto Rico Cmnwlth GO Putter Ser 441 ......................       2.300       07/07/05           900,000
  1,700,000    Puerto Rico Cmnwlth Hwy & Trans Tr Rcpts Cl F Ser B ........       2.280       07/07/05         1,700,000
  1,700,000    Puerto Rico Pub Fin Corp Putters Ser 363 ...................       2.300       07/07/05         1,700,000
    300,000    Rickenbacker Port Auth OH (Rickenbacker Hldgs) .............       2.420       07/07/05           300,000
  1,000,000    Seneca Co OH Hosp Fac (St Francis Home) ....................       2.330       07/07/05         1,000,000
  4,425,000    Sharonville OH IDR (Duke Rlty LP) ..........................       2.390       07/07/05         4,425,000
  1,430,000    Summit Co OH Hlth Fac (Evant Inc) ..........................       2.420       07/07/05         1,430,000
     70,000    Summit Co OH IDR (Go-Jo Ind) ...............................       2.420       07/07/05            70,000
  3,300,000    Toledo OH City Svcs Special Assmnt .........................       2.280       07/07/05         3,300,000
  5,000,000    Toledo-Lucas Co OH Port Auth Rev ...........................       2.290       07/07/05         5,000,000
  3,995,000    Univ of Akron Gen Rcpts Fltr Ctfs Ser 165 ..................       2.300       07/07/05         3,995,000
  5,100,000    Univ of Akron Gen Rcpts Ser 2004 ...........................       2.280       07/07/05         5,100,000
  1,600,000    Warren Co OH IDR (Liquid Container) ........................       2.310       07/07/05         1,600,000
  1,405,000    Westlake OH EDR (Oaks Dev Co) ..............................       2.420       07/07/05         1,405,000
  4,720,000    Woodlawn OH EDR (Goodwill Inds) ............................       2.300       07/07/05         4,720,000
                                                                                                            ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES .....................                                 $215,159,000
                                                                                                            ------------

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      ADJUSTABLE RATE PUT BONDS -- 2.8%                                  RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   935,000    Clermont Co OH EDR (Eastgate Partnership) ..................       2.000       09/01/05      $    935,000
  3,395,000    Cuyahoga Co OH IDR (Halle Office Bldg) .....................       2.750       10/01/05         3,395,000
    955,000    Clermont Co OH EDR (John Q Hammons/Clermont Hills) .........       2.900       11/01/05           955,000
  2,370,000    Richland Co OH IDR (Mansfield Sq Ltd) ......................       3.000       11/15/05         2,370,000
    575,000    Gallia Co OH IDR (Jackson Pike Assoc) ......................       3.000       12/15/05           575,000
                                                                                                            ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ............................                                 $  8,230,000
                                                                                                            ------------
-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      COMMERCIAL PAPER -- 1.7%                                           RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 5,000,000    Cuyahoga Co OH (Cleveland Clinic) ..........................       2.480       08/23/05      $  5,000,000
                                                                                                            ------------

               TOTAL INVESTMENT SECURITIES -- 100.4%
               (Amortized Cost $292,573,397) ..............................                                 $292,573,397

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) ............                                   (1,099,970)
                                                                                                            ------------

               NET ASSETS -- 100.0% .......................................                                 $291,473,427
                                                                                                           ============
* When-issued security.

See accompanying notes to portfolios of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 22.4%             RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   200,000    Brazoria Co TX Hlth Fac (Brazosport Mem Hosp) ..............       4.000       07/01/05       $   200,000
    105,000    Clark Co NV Passenger Fac Rev (Las Vegas Arpt)
                 Prerefunded @ 102 ........................................       6.000       07/01/05           107,100
    150,000    Detroit MI Wtr Supply Sys Second Lien Rev
                 Prerefunded @ 101 ........................................       5.500       07/01/05           151,500
    200,000    NJ EDA Mkt Trans Fac Rev ...................................       5.000       07/01/05           200,000
    850,000    Zionsville IN Cmnty Sch Bldg GO BANS .......................       1.900       07/01/05           850,000
    300,000    Center Grove IN 2000 Bldg Corp .............................       4.000       07/10/05           300,105
    200,000    Mt Vernon IN High Sch Bldg Corp Rev ........................       4.250       07/10/05           200,106
    600,000    Butler Co PA UTGO ..........................................       6.000       07/15/05           600,855
    100,000    Malden MA LTGO .............................................       5.500       08/01/05           100,239
    340,000    Meriden CT UTGO ............................................       5.000       08/01/05           340,669
    635,000    AMP OH Elect Sys Rev (Vlg of Carey) ........................       2.000       08/04/05           635,000
    100,000    Georgetown TX Util Sys Rev Prerefunded @ 100 ...............       6.200       08/15/05           100,429
    200,000    WA St UTGO (Motor Vehicle Tax) Prerefunded @ 100 ...........       6.000       09/01/05           201,099
    960,000    Blanchester OH Wtr Sys BANS * ..............................       4.150       09/15/05           961,545
    225,000    Pataskala OH Bridge Impt LTGO BANS .........................       2.750       09/22/05           225,353
    130,000    Anchorage AK UTGO Prerefunded @ 100 ........................       5.250       10/01/05           130,929
    700,000    Rhodes IL SD #84.5 Edl Purp TAWS ...........................       3.125       10/24/05           702,294
    750,000    Norwood OH TIF Rev (Cornerstone) ...........................       4.500       12/07/05           750,000
    495,000    Rock Hill SC COP (Hospitality Fee Pledge) ..................       3.000       01/01/06           496,406
                                                                                                             -----------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ........                                  $ 7,253,629
                                                                                                             -----------

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      FLOATING & VARIABLE DEMAND NOTES -- 63.7%                          RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$ 1,035,000    Arvada CO Wtr Sys Rev ......................................       2.900       07/01/05       $ 1,035,000
  1,000,000    Broward Co FL Hlth Facs Rev (John Knox Vlg) ................       2.580       07/01/05         1,000,000
    500,000    CA St GO Muni Secs Rcpts ...................................       2.260       07/01/05           500,000
    600,000    Manatee Co FL PCR (Florida Pwr & Light Co) .................       2.230       07/01/05           600,000
    805,000    Sarasota Co FL Pub Hosp (Sarasota Mem Hosp) ................       2.530       07/01/05           805,000
    800,000    Tarrant Co TX Hlth Fac Rev (Cumberland Rest Inc) ...........       2.310       07/01/05           800,000
    650,000    Orange Co FL HFA Rev (Sundown Assoc) .......................       2.440       07/05/05           650,000
    500,000    Portland OR MFH Rev (South Pk Block) .......................       2.350       07/05/05           500,000
    300,000    CA PCR Fin Auth Solid Wst Disp Rev .........................       2.410       07/06/05           300,000
    260,000    CO Hlth Facs (Jefferson Hills) Ser B .......................       2.450       07/06/05           260,000
  1,300,000    FL HFA MFH Rev (Carlton Arms II) Ser EEE ...................       2.460       07/06/05         1,300,000
  1,100,000    Scio Twp MI EDR (ADP Inc) ..................................       2.950       07/06/05         1,100,000
    170,000    WA Suburban Sanitary Dist UTGO .............................       2.600       07/06/05           170,000
    115,000    Boone Co KY IBR (Hennegan Co) ..............................       2.350       07/07/05           115,000
    120,000    Boulder CO Dev Rev (Humane Society) ........................       2.400       07/07/05           120,000
    240,000    CA Infra EDB IDR (Metrotile Mfg) Ser A .....................       2.570       07/07/05           240,000
    100,000    CA Statewide Cmntys IDR (Amern Modular Sys) ................       2.450       07/07/05           100,000
    100,000    Catawba Co NC Ind Fac (Lucky 7 Dev Grp) ....................       2.440       07/07/05           100,000
    675,000    CO HFA EDR (Casarosa & Denver Gasket Inc) ..................       2.530       07/07/05           675,000
    545,000    Eden Prairie MN MFH Rev (Lake Place Apts) ..................       2.400       07/07/05           545,000
    300,000    El Monte CA COP Ser A ......................................       2.320       07/07/05           300,000
    345,000    Eupora MS IDR (Plymouth Tube Co) ...........................       2.550       07/07/05           345,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES -- 63.7%                         COUPON      MATURITY           MARKET
   AMOUNT      (CONTINUED)                                                        RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   295,000    Fargo ND CDR Ref (Kelly Inns Fargo) ........................       2.450       07/07/05       $   295,000
     45,000    Greenwood IN EDR (Health Quest Rlty) .......................       2.560       07/07/05            45,000
    300,000    Hanford CA Swr Rev Ser A ...................................       2.410       07/07/05           300,000
    500,000    IN St Ed Facs Auth (Univ Evansville) .......................       2.420       07/07/05           500,000
    882,000    Indianapolis IN EDR (Pedcor Invts Waterfront-B) ............       2.600       07/07/05           882,000
    740,000    Indianapolis IN MFH Rev (Nora Commons) .....................       2.480       07/07/05           740,000
    280,000    Lake Co IL Cmnty SD #73 Putter Ser 329 .....................       2.350       07/07/05           280,000
    430,000    Lancaster NE IDR (Garner Inds) Ser B .......................       2.430       07/07/05           430,000
    240,000    Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) ..............       2.570       07/07/05           240,000
    995,000    Oakland CA Liq Fac Rev (Assoc Bay Area Govt) ...............       2.360       07/07/05           995,000
    900,000    Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97 ...       2.420       07/07/05           900,000
  1,500,000    Rev Bd Ctfs Ser 04-13 (Centennial East Apts) ...............       2.780       07/07/05         1,500,000
  1,105,000    Salina KS Rev (Salina Cent Mall LP-Dillards) ...............       2.500       07/07/05         1,105,000
    800,000    Storm Lake IA High Ed Facs Rev (Buena Vista) ...............       2.450       07/07/05           800,000
                                                                                                             -----------
               TOTAL FLOATING & VARIABLE DEMAND NOTES .....................                                  $20,572,000
                                                                                                             -----------
----------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                      COUPON      MATURITY           MARKET
   AMOUNT      ADJUSTABLE RATE PUT BONDS -- 15.3%                                 RATE         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------------
$   445,000    Lex-Fayette Co KY IBR (Providence Montessori) ..............       2.750       07/01/05       $   445,000
  1,280,000    Corpus Cristi TX IDC EDR (Texas Air Invt) ..................       2.400       08/01/05         1,279,802
    435,000    Summit Co OH IDR (SD Myers Inc) ............................       2.800       08/15/05           435,000
     50,000    Portgage Co OH IDR (Neidlinger) ............................       3.050       09/01/05            50,000
     50,000    Summit Co OH IDR (Keltec Inc) ..............................       3.050       09/01/05            50,000
    360,000    Summit Co OH IDR (Struktol Co America) .....................       3.050       09/01/05           360,000
    105,000    Cuyahoga Co OH IDR (Halle Office Bldg) .....................       2.750       10/01/05           105,000
    935,000    Ft Thomas KY Ind Bldg (Carmel Manor) .......................       2.600       10/01/05           935,000
    295,000    Newport KY IBR (Sumerel Tire) ..............................       4.000       12/01/05           295,000
  1,000,000    Westmoreland Co PA IDA (White Cons Inds) ...................       3.245       12/01/05         1,000,000
                                                                                                             -----------
               TOTAL ADJUSTABLE RATE PUT BONDS ............................                                  $ 4,954,802
                                                                                                             -----------
               TOTAL INVESTMENT SECURITIES -- 101.4%
               (Amortized Cost $32,780,431) ...............................                                  $32,780,431

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%) ............                                    (455,628)
                                                                                                             -----------

               NET ASSETS -- 100.0% .......................................                                  $32,324,803
                                                                                                         ===========
* When-issued security.

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2005
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2005.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDA - Economic Development Authority
EDB - Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LT - Limited Tax
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
TAWS - Tax Anticipation Warrants
TIF - Tax Increment Financing
UT - Unlimited Tax

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

The Board of Trustees and Shareholders
Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Touchstone Tax-Free Trust (consisting of Touchstone Florida Tax-Free Money Market Fund, Touchstone Ohio Insured Tax-Free Fund, Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund) (the "Funds") as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the five years or periods then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Tax-Free Trust at June 30, 2005, the results of their operations, the changes in their net assets and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                               /s/ Ernst & Young LLP


Cincinnati, Ohio
August 9, 2005

PORTFOLIO COMPOSITION
JUNE 30, 2005 (UNAUDITED)
================================================================================

As of June 30, 2005, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 91.8% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2005, 13.8% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 5.5% in the State of Kentucky and 10.9% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2005, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2005, 93.0% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 85.3% of its portfolio securities.

The concentration of investments for each Fund as of June 30, 2005, classified by revenue source, was as follows:

--------------------------------------------------------------------------------
                               FLORIDA                      OHIO
                              TAX-FREE       OHIO         TAX-FREE     TAX-FREE
                               MONEY       INSURED          MONEY        MONEY
                               MARKET      TAX-FREE        MARKET       MARKET
                                FUND         FUND           FUND         FUND
--------------------------------------------------------------------------------
General Obligations .....       1.8%         48.8%          5.1%          4.5%
                              -----------------------------------------------
Revenue Bonds:
  Industrial Development/
    Pollution Control ...       4.8%           --           9.1%         19.4%
  Hospital/Health Care ..      12.5%          7.9%         25.7%         11.4%
  Utilities/Water & Sewer       6.6%          5.5%         12.2%         11.6%
  Education .............      21.7%          4.5%         10.0%          9.2%
  Housing/Mortgage ......      36.2%          3.1%          9.1%         16.9%
  Economic Development ..       2.9%           --           5.2%          9.6%
  Public Facilities .....       6.9%           --           4.8%          5.2%
  Transportation ........        --           2.8%          1.6%          0.3%
  Special Tax ...........        --            --           9.2%          3.2%
  Miscellaneous .........       6.6%         27.4%          8.0%          8.7%
                              -----------------------------------------------
Total Investments .......     100.0%        100.0%        100.0%        100.0%
                              ===============================================
--------------------------------------------------------------------------------

OTHER ITEMS
JUNE 30, 2005 (UNAUDITED)
================================================================================

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

OTHER ITEMS
(CONTINUED)
================================================================================

                                                                                              EXPENSES PAID
                                            NET EXPENSE      BEGINNING        ENDING           DURING THE
                                               RATIO          ACCOUNT        ACCOUNT           SIX MONTHS
                                            ANNUALIZED        VALUE           VALUE              ENDED
                                              JUNE 30,       JANUARY 1,       JUNE 30,          JUNE 30,
                                               2005            2005            2005              2005*
-----------------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund
  Class A Actual .................             0.75%        $1,000.00        $1,014.80         $    7.56
  Class A Hypothetical ...........             0.75%        $1,000.00        $1,042.50         $    7.66

Ohio Insured Tax-Free Fund
  Class A Actual .................             0.75%        $1,000.00        $1,023.50         $    7.59
  Class A Hypothetical ...........             0.75%        $1,000.00        $1,042.50         $    7.66
  Class C Actual .................             1.50%        $1,000.00        $1,019.80         $   15.15
  Class C Hypothetical ...........             1.50%        $1,000.00        $1,035.00         $   15.26

Ohio Tax-Free Money Market Fund
  Retail Actual ..................             0.75%        $1,000.00        $1,014.90         $    7.56
  Retail Hypothetical ............             0.75%        $1,000.00        $1,042.50         $    7.66
  Institutional Actual ...........             0.50%        $1,000.00        $1,017.40         $    5.04
  Institutional Hypothetical .....             0.50%        $1,000.00        $1,045.00         $    5.11

Tax-Free Money Market Fund
  Class A Actual .................             0.89%        $1,000.00        $1,015.00         $    8.97
  Class A Hypothetical ...........             0.89%        $1,000.00        $1,041.10         $    9.08
  Class S Actual .................             1.15%        $1,000.00        $1,012.20         $   11.57
  Class S Hypothetical ...........             1.15%        $1,000.00        $1,038.50         $   11.72
-----------------------------------------------------------------------------------------------------------

* The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

SPECIAL MEETING OF SHAREHOLDERS

On February 15, 2005, a Special Meeting of Shareholders was held to approve or disapprove the election of 9 Trustees to the Trust. The results of the voting for Trustees were as follows:

      NOMINEES                         FOR                 ABSTAIN
      ---------------------      ---------------        -------------
      Jill T. McGruder           374,207,356.724        3,045,327.181
      John F. Barrett            374,255,901.100        2,996,782.805
      Richard L. Brenan          374,272,538.649        2,980,145.256
      J. Leland Brewster II      374,312,620.626        2,940,063.279
      Phillip R. Cox             374,336,980.134        2,915,703.771
      H. Jerome Lerner           374,346,450.602        2,906,233.303
      Donald C. Siekmann         374,248,193.891        3,004,490.014
      Robert E. Stautberg        374,246,053.262        3,006,630.643
      John P. Zanotti            374,310,289.688        2,942,394.217

MANAGEMENT OF THE TRUST
JUNE 30, 2005 (UNAUDITED)
================================================================================

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-543-0407.

INTERESTED TRUSTEES(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    FUNDS
                                                                                                    OVERSEEN IN
NAME                             POSITION(S)   TERM OF OFFICE(2)                                    THE            OTHER
ADDRESS                          HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S)       TOUCHSTONE     DIRECTORSHIPS
AGE                              TRUST         TIME SERVED            DURING PAST 5 YEARS           FAMILY(3)      HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                 Trustee and   Until retirement at    Senior Vice President of           31        Director of
Touchstone Advisors, Inc         President     age 75 or until she    The Western and Southern                     LaRosa's (a
221 East Fourth Street                         resigns or is          Life Insurance Company.                      restaurant
Cincinnati, OH                                 removed                President and a director of                  chain).
Age: 50                                                               IFS Financial Services,
                                               Trustee since 1999     Inc. (a holding company).
                                                                      She is a director of
                                                                      Capital Analysts
                                                                      Incorporated (an investment
                                                                      advisor and broker-dealer),
                                                                      Integrated Fund Services,
                                                                      Inc. (the Trust's
                                                                      administrator and transfer
                                                                      agent), IFS Fund
                                                                      Distributors, Inc. (a
                                                                      broker- dealer), Touchstone
                                                                      Advisors, Inc. (the Trust's
                                                                      investment advisor) and
                                                                      Touchstone Securities, Inc.
                                                                      (the Trust's distributor).
                                                                      She is also President and a
                                                                      director of IFS Agency
                                                                      Services, Inc. (an
                                                                      insurance agency), W&S
                                                                      Financial Group
                                                                      Distributors, Inc. and IFS
                                                                      Systems, Inc. She is Senior
                                                                      Vice President and a
                                                                      director of Fort Washington
                                                                      Brokerage Services, Inc. (a
                                                                      broker-dealer). She is
                                                                      President of Touchstone
                                                                      Tax- Free Trust, Touchstone
                                                                      Investment Trust,
                                                                      Touchstone Variable Series
                                                                      Trust and Touchstone
                                                                      Strategic Trust. She was
                                                                      President of Touchstone
                                                                      Advisors, Inc. and
                                                                      Touchstone Securities, Inc.
                                                                      until 2004.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                  Trustee       Until retirement at    Chairman of the Board,             31        Director of
The Western and Southern                       age 75 or until he     President and Chief                          The
Life Insurance Company                         resigns or is          Executive Officer of The                     Andersons
400 Broadway                                   removed                Western and Southern Life                    (an
Cincinnati, OH                                                        Insurance Company, Western-                  agribusiness
Age: 56                                        Trustee since 2002     Southern Life Assurance                       and
                                                                      Company and Western &                        retailing
                                                                      Southern Financial Group,                    company);
                                                                      Inc.; Director and Chairman                  Convergys
                                                                      of Columbus Life Insurance                   Corporation
                                                                      Company; Fort Washington                     (a provider
                                                                      Investment Advisors, Inc.,                   of business
                                                                      Integrity Life Insurance                     support
                                                                      Company and National                         systems and
                                                                      Integrity Life Insurance                     customer
                                                                      Company; Director of Eagle                   care
                                                                      Realty Group, Inc., Eagle                    operations)
                                                                      Realty Investments, Inc.;                    and Fifth
                                                                      Integrated Fund Services,                    Third
                                                                      Inc. and IFS Holdings,                       Bancorp.
                                                                      Inc.; Director, Chairman
                                                                      and CEO of WestAd, Inc.;
                                                                      President and Trustee of
                                                                      Western & Southern
                                                                      Financial Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan                Trustee       Until retirement at    Retired Managing Partner of        31        Director of
221 East Fourth Street                         age 75 or until he     KPMG LLP (a certified                        The National
Cincinnati, OH                                 resigns or is          public accounting firm).                     Underwriter
Age: 60                                        removed                                                             Company (a
                                                                                                                   publisher of
                                               Trustee since 2005                                                  insurance
                                                                                                                   and
                                                                                                                   financial
                                                                                                                   service
                                                                                                                   products)
                                                                                                                   until 2003.
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II              Trustee     Until retirement in    Retired Senior Partner of          31        Director of
221 East Fourth Street                         2005 or until he       Frost Brown Todd LLC (a law                  Consolidated
Cincinnati, OH                                 resigns or is          firm).                                       Health
Age: 76                                        removed                                                             Services,
                                                                                                                   Inc. until
                                               Trustee since 2000                                                  2004.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES(1) (Continued):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    FUNDS
                                                                                                    OVERSEEN IN
NAME                             POSITION(S)   TERM OF OFFICE(2)                                    THE            OTHER
ADDRESS                          HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S)       TOUCHSTONE     DIRECTORSHIPS
AGE                              TRUST         TIME SERVED            DURING PAST 5 YEARS           FAMILY(3)      HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                   Trustee       Until retirement at    President and Chief                31        Director of
221 East Fourth Street                         age 75 or until he     Executive Officer of Cox                     the Federal
Cincinnati, OH                                 resigns or is          Financial Corp. (a                           Reserve Bank
Age: 57                                        removed                financial services company).                 of Cleveland
                                                                                                                   and Cinergy
                                               Trustee since 1999                                                  Corporation
                                                                                                                   (a utility
                                                                                                                   company);
                                                                                                                   Chairman of
                                                                                                                   Cincinnati
                                                                                                                   Bell;
                                                                                                                   Director of
                                                                                                                   The Timken
                                                                                                                   Company (a
                                                                                                                   manufacturer
                                                                                                                   of bearings,
                                                                                                                   alloy steels
                                                                                                                   and related
                                                                                                                   products and
                                                                                                                   services).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                 Trustee       Until retirement at    Principal of HJL                   31        None
221 East Fourth Street                         age 75 or until he     Enterprises (a privately
Cincinnati, OH                                 resigns or is          held investment company).
Age: 66                                        removed

                                               Trustee since 1981
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann               Trustee       Until retirement at    Executive for Duro Bag             31        Trustee of
221 East Fourth Street                         age 75 or until he     Manufacturing Co. (a bag                     Riverfront
Cincinnati, OH                                 resigns or is          manufacturer); President of                  Funds
Age: 67                                        removed                Shor Foundation for                          (mutual
                                                                      Epilepsy Research (a                         funds) from
                                               Trustee since 2005     charitable foundation).                      1999 - 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg              Trustee       Until retirement at    Retired Partner of KPMG LLP        31        Trustee of
221 East Fourth Street                         age 75 or until he     (a certified public                          Good
Cincinnati, OH                                 resigns or is          accounting firm). Vice                       Samaritan
Age: 70                                        removed                President of St. Xavier                      Hospital,
                                                                      High School.                                 Bethesda
                                               Trustee since 1999                                                  Hospital and
                                                                                                                   Tri-Health,
                                                                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                  Trustee       Until retirement at    CEO, Chairman and Director         31        Director of
221 East Fourth Street                         age 75 or until he     of Avaton, Inc. (a wireless                  Q Med (a
Cincinnati, OH                                 resigns or is          entertainment company).                      health care
Age: 56                                        removed                President of Cincinnati                      management
                                                                      Biomedical (a life science                   company). A
                                               Trustee since 2002     and economic development                     Director of
                                                                      company). CEO, Chairman and                  Chiquita
                                                                      Director of Astrum Digital                   Brands
                                                                      Information (an information                  International,
                                                                      monitoring company) from                     Inc. until
                                                                      2000 until 2001; President                   2000.
                                                                      of Great American Life
                                                                      Insurance Company from 1999
                                                                      until 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner resigns or is removed.


(3) The Touchstone Family of Funds consists of four series of the Trust, seven series of Touchstone Strategic Trust, five series of Touchstone Investment Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

(4) Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

MANAGEMENT OF THE TRUST
(CONTINUED)
================================================================================

PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    FUNDS
                                                                                                    OVERSEEN IN
NAME                             POSITION(S)   TERM OF OFFICE(1)                                    THE            OTHER
ADDRESS                          HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S)       TOUCHSTONE     DIRECTORSHIPS
AGE                              TRUST         TIME SERVED            DURING PAST 5 YEARS           FAMILY(2)      HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                 President     Until resignation,     See biography above            31          Director of
Touchstone                       and Trustee   removal or                                                        LaRosa's
Advisors, Inc.                                 disqualification                                                  (a restaurant
221 East Fourth Street                         President since                                                   chain).
Cincinnati, OH                                 2004; President from
Age: 49                                        2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch                  Vice          Until resignation,     Vice President-Compliance      31             None
Touchstone Advisors, Inc.        President     removal or             of IFS Financial Services,
221 East Fourth Street           and Chief     disqualification       Inc., Director of
Cincinnati, OH                   Compliance    Vice President since   Compliance of Fort
Age: 48                          Officer       2003                   Washington Brokerage
                                                                      Services, Inc.; Chief
                                                                      Compliance Officer of
                                                                      Puglisi & Co. from May
                                                                      2001 until August 2002;
                                                                      Vice President -
                                                                      Compliance of Palisade
                                                                      Capital Management from
                                                                      June 1997 until January
                                                                      2000.
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo                   Vice          Until resignation,     President of Touchstone        31             None
Touchstone Securities, Inc.      President     removal or             Securities, Inc. and
221 East Fourth Street                         disqualification       Touchstone Advisors,
Cincinnati, OH                                 Vice President since   Inc.; Managing Director
Age: 53                                        2004                   of Deutsche Asset
                                                                      Management until 2001.
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent                  Vice          Until resignation,     Senior Vice President of       31             None
Touchstone Advisors, Inc.        President     removal or             Touchstone Advisors,
221 East Fourth Street                         disqualification       Inc.; Marketing Director
Cincinnati, OH                                 Vice President since   of Promontory
Age: 42                                        2004                   Interfinancial Network
                                                                      from 2002-2003; Senior
                                                                      Vice President of
                                                                      McDonald Investments
                                                                      from 1998 - 2001;
                                                                      Managing Director of Key
                                                                      Asset Management from
                                                                      1991-1998.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft             Controller    Until resignation,     Senior Vice President,         31             None
Touchstone                       and           removal or             Chief Financial Officer
Advisors, Inc.                   Treasurer     disqualification       and Treasurer of
221 East Fourth Street                         Controller since       Integrated Fund
Cincinnati, OH                                 2000                   Services, Inc., IFS Fund
Age: 42                                                               Distributors, Inc. and
                                               Treasurer since 2003   Fort Washington
                                                                      Brokerage Services, Inc.
                                                                      She is Chief Financial
                                                                      Officer of IFS Financial
                                                                      Services, Inc.,
                                                                      Touchstone Advisors,
                                                                      Inc. and Touchstone
                                                                      Securities, Inc. and
                                                                      Assistant Treasurer of
                                                                      Fort Washington
                                                                      Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom                    Secretary     Until resignation,     Vice President -               31             None
Integrated Fund Services, Inc.                 removal or             Managing Attorney of
221 East Fourth Street                         disqualification       Integrated Fund
Cincinnati, OH                                 Secretary since 1999   Services, Inc. and IFS
Age: 36                                                               Fund Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.
(2) The Touchstone Family of Funds consists of four of the Trust, five series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
800.638.8194
www.touchstoneinvestments.com


INVESTMENT ADVISOR
Touchstone Advisors, Inc.


TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


SHAREHOLDER SERVICE
800.543.0407

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. Audit fees totaled approximately $55,000 for the June 30, 2005 fiscal year and approximately $68,000 for the June 30, 2004 fiscal year.

(b) AUDIT-RELATED FEES. Audit-Related fees totaled approximately $113,200 for the June 30, 2005 fiscal year and consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent. Audit-Related fees totaled approximately $135,800 for the June 30, 2004 fiscal year, of which $36,000 consisted of due diligence/merger services for fund acquisitions/mergers, $4,800 consisted of accounting consultations and $95,000 consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent.

(c) TAX FEES. Tax fees totaled approximately $13,500 for the June 30, 2005 fiscal year and consisted of $12,500 for return preparation and $1,000 additional testing for the closed fund. Tax fees totaled approximately $16,000 for the June 30, 2004 fiscal year and consisted of fees for tax compliance services.

(d) ALL OTHER FEES. There were no other fees for the June 30, 2005 or June 30, 2004 fiscal years.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $218,900 for the fiscal year ended June 30, 2005 and $231,100 for the fiscal year ended June 30, 2004.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's June 30, 2004 N-CSR and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)   Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 7, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  September 7, 2005

/s/ Terrie A. Wiedenheft
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Terrie A. Wiedenheft
Controller & Treasurer

Date:  September 7, 2005